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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck, esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Semi-Annual Report

May 31, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-884-8099 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-884-8099. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

LYRICAL FUNDS LETTER TO SHAREHOLDERS	May 31, 2020

Dear Fellow Shareholders,

Enclosed is the Annual Report to shareholders of the Lyrical U.S. Value Equity Fund (the “Fund”) and Lyrical International Value Equity Fund (the “International Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

The Funds’ value investing approach underperformed the broader stock market this past six months. Market environments in which value investing falls out of favor have tended to occur for a year or two every decade or so, and that is the kind of environment we observed for much of the past two and a half years.

This past six months was most notably affected by the COVID-19 pandemic. The market’s steep decline from mid-February through mid-March was notably unkind to the Funds’ holdings and to deep value stocks generally. Facing this adverse market action, we redoubled our underwriting of the resiliency of our portfolio companies, adjudging them, as a group, to be capable to endure the adverse business effects of the pandemic and to thrive thereafter. Earnings announcements of our portfolio companies to date have validated that view. We also sought to take advantage of market volatility, by selling seven positions and buying six new positions from February through May in the Fund and selling four positions and buying five new positions in the International Fund, with the view that each upgraded our portfolios. While the portfolio has seen strong advances since the March low, we believe it remains extraordinarily inexpensive and therefore attractive, whatever the remaining course of the pandemic.

Lyrical U.S. Value Equity

Since its launch on February 4, 2013 through May 31, 2020, the Fund’s Institutional Class has produced a cumulative total return of +66.04%, compared to the +136.79% cumulative total return for the S&P 500® Index (the “S&P 500”). For the six months ended May 31, 2020, the Fund’s Institutional Class produced a total return of -20.31% compared to the total return for the S&P 500 of -2.10%. For the six months ended May 31, 2020, the three positions that most positively impacted performance were Dell Technologies, Inc. Class C (DELL), Berry Global Group, Inc. (BERY), and Univar Solutions, Inc. (UNVR), with contributions of 140 basis points (bps) (up 25%), 102 bps (up 31%) and 91 bps (up 44%), respectively; conversely, the three positions that most negatively impacted performance were AerCap Holdings N.V. (AER), Suncor Energy, Inc. (SU), and Lincoln National Corporation (LNC), which detracted 277 bps (down 48%), 263 bps (down 44%) and 144 bps (down 35%), respectively. Please see the following for commentary on these stocks for the period:

Dell Technologies, Inc. Class C (DELL) up 25%: DELL is the world’s largest end-to-end provider of IT infrastructure, software, and services. We initiated our position in DELL in March of 2020, when many stocks were under pressure because of the COVID-19 pandemic. As with many of the deeply discounted names we own, DELL

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began a recovery in price toward the end of March, which continued in April and May. On May 28, DELL beat consensus earnings by 42%, and the stock gained 9% on the day.

Berry Global Group, Inc. (BERY) up 31%: BERY is the largest global producer of plastic packaging and protective solutions. We initiated our position in BERY at the beginning of April, 2020, when many stocks were under pressure because of the COVID-19 pandemic. BERY is actually a beneficiary of demand from the pandemic as it makes the material for hospital gowns, surgical masks, and disinfectant wipes. On May 1, BERY beat consensus earnings by 11% and affirmed its 2020 free cash flow guidance. The stock rose 3% on the day.

Univar Solutions, Inc. (UNVR) up 44%: UNVR is a global chemical and ingredients distributor. The company is asset-light and highly resilient to changes in economic demand. We initiated our position in UNVR at the end of March, 2020, when many stocks were under pressure because of the COVID-19 pandemic. As with many of the deeply discounted names we own, UNVR began a recovery in price toward the end of March, which continued in April and May. On May 11, UNVR beat earnings by 11.5%, though the stock fell 5% on that day.

AerCap Holdings N.V. (AER) down 48%: AER is one of the largest global commercial aircraft leasing firms. When the COVID-19 pandemic caused global air travel to decline precipitously in February and March, AerCap’s stock fell sharply as well. However, AER is much less affected by demand for air travel than its airline customers and it has multiple layers of financial protection against declines in demand and even defaults at its customers. While we do not believe these protections have been adequately recognized by the market yet, the stock has recovered significantly from its maximum drawdown in March. As of May 31st, it was up 113% from its March lows.

Suncor Energy, Inc. (SU) down 44%: SU is the world’s largest oil sands energy production company, with a resource base that is estimated to last nearly 100 years. Suncor extracts oil from its oil sands at very low and predictable cash costs, reducing the company’s risk profile compared to other exploration and production oil companies. Suncor’s stock sold off in the early months of 2020, as global oil prices were impacted both by the COVID-19 pandemic and by a price war between Saudi Arabia and Russia. While such conditions can affect near-term earnings, Suncor’s intrinsic value is primarily determined by long-term cash flows, which we expect to normalize at much higher levels as supply and demand rebalance. In the meantime, Suncor has a fortress balance sheet that enables it to survive long periods of low oil prices and market dislocation. As with AER, Suncor has recovered significantly from its maximum drawdown in March. As of May 31st, SU was up 64% from its March lows.

Lincoln National Corporation (LNC) down 35%: LNC is a leading provider of life insurance, annuities, and group protection in the United States. The stock sold off sharply in February and March, as the COVID-19 pandemic swept the globe. We believe the market has misunderstood the resilience of Lincoln’s business structure. In recent years, the company has reduced its exposure to guaranteed annuities, has upgraded the quality of its investment portfolio, and has shown the ability to pass

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on changes in interest rates in the pricing of its products. While the pandemic may reduce the rate of growth, we expect LNC to grow its earnings at or above normal market levels in each of the next several years. As with AER and SU, LNC has recovered significantly from its maximum drawdown in March. As of May 31st, LNC was up 122% from its March lows.

In analyzing the Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Over the life of the Fund, 68% of the Fund’s investments posted gains, and 28% outperformed the S&P 500. Skew has been a positive factor, as the Fund’s outperformers have outperformed by 17%, while our underperformers have underperformed by 16% over the life of the Fund. For the six month period ended May 31, 2020, 18% of the Fund’s investments posted gains, and 20% outperformed the S&P 500. For the six month period skew has been a negative factor as the Fund’s outperformers have outperformed by 16%, while our underperformers have underperformed by 23%.

During the life of the Fund we have sold thirty-nine positions, as eight companies announced they were being acquired, twenty approached our estimates of fair value, for four lost conviction in our thesis, for one the company announced or completed acquisitions which increased the complexity and decreased analyzability and for six the risk/reward became less compelling than other opportunities. We also added thirty-eight new positions from our pipeline of opportunities.

As of May 31, 2020, the valuation of our portfolio is 10.4 times the next twelve months consensus earnings. The S&P 500 has a valuation of 21.6 times earnings on this same basis, a premium of 108% over the Fund.

Lyrical International Value Equity

In March 2020, we launched the Lyrical International Value Equity Fund to employ our value strategy in the international space. Our portfolio is constructed to be balanced and diversified across approximately 25-40 positions at time of portfolio implementation, giving us exposure to as many different types of companies and situations as possible without sacrificing our strict investment standards. Our international portfolio weights match, at cost, the proportionate weights of the MSCI World Index by region, excluding the U.S., at cost: East (Asia, Australia, etc.) and West (Europe, Canada, etc). We divide the world in this way because countries in these regions have a high trading correlation.

Since its launch on March 2, 2020 through May 31, 2020, the Lyrical International Value Equity Fund – Institutional Class has produced a total return of -13.1%, compared to the -4.8% total return for the MSCI EAFE.

For the period since inception ended May 31, 2020, the three positions that most positively impacted performance were Kinden Corporation (1944-JP), Liberty Global plc (LBTYA), and Sony Corporation (6758-JP) with contributions of 45 basis points (bps) (up 11.8%), 44 bps (up 8.8%) and 38 bps (up 4.5%), respectively; conversely, the three positions that most negatively impacted performance were AerCap Holdings N.V. (AER), Suncor Energy, Inc. (SU), and Fairfax Financial Holdings Ltd. (FFH-CA) which detracted 191 bps (down 38.1%), 190 bps (down 37.1%) and 168 bps (down 35.8%), respectively.

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Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

For the new investors since our previous letter to the Funds’ shareholders, we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiate us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies trading significantly below intrinsic value. This separates us from other value managers who focus on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital and avoid volatile businesses and companies with excessive leverage. Other value investors may consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolio purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk and have strict limits on how much capital can be invested in any one position or any one industry. Our long portfolio is constructed to be balanced and diversified across approximately 33 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
Portfolio Manager

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.lyricalvaluefunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2020, please see the Schedules of Investments section of this Report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2020 (Unaudited)

Lyrical U.S. Value Equity Fund vs. S&P 500® Index
Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Dell Technologies, Inc. - Class C	4.9%
Ameriprise Financial, Inc.	4.7%
Broadcom, Inc.	4.7%
Celanese Corporation	4.7%
United Rentals, Inc.	4.6%
XPO Logistics, Inc.	4.6%
HCA Healthcare, Inc.	4.4%
Liberty Global plc - Series C	4.4%
Western Digital Corporation	4.3%
Crown Holdings, Inc.	4.2%

6

LYRICAL INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2020 (Unaudited)

Lyrical International Value Equity Fund
Country Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Ashtead Group plc	5.4%
Suzuki Motor Corporation	4.9%
Atos SE	4.8%
NXP Semiconductors N.V.	4.6%
Hitachi Ltd.	4.5%
Liberty Global plc - Series A	4.4%
Exor N.V.	4.4%
Sony Corporation	4.2%
ITOCHU Corporation	4.1%
SK Kaken Company Ltd.	4.1%

7

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
COMMON STOCKS — 99.2%	Shares	Value
Communication Services — 4.4%
Media — 4.4%
Liberty Global plc - Series C (a)	588,944	$12,149,915

Consumer Discretionary — 8.3%
Auto Components — 0.6%
Adient plc (a)	105,470	1,794,044

Household Durables — 4.0%
Whirlpool Corporation	89,801	10,939,558

Internet & Direct Marketing Retail — 1.8%
Qurate Retail, Inc. - Series A (a)	613,101	5,048,887

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands, Inc.	523,685	5,163,534

Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
EOG Resources, Inc.	191,384	9,754,842
Suncor Energy, Inc.	574,499	9,835,423
		19,590,265
Financials — 13.5%
Capital Markets — 6.5%
Affiliated Managers Group, Inc.	72,582	4,835,413
Ameriprise Financial, Inc.	93,379	13,079,596
		17,915,009
Insurance — 7.0%
Assurant, Inc.	85,174	8,737,149
Lincoln National Corporation	284,077	10,775,041
		19,512,190
Health Care — 4.4%
Health Care Providers & Services — 4.4%
HCA Healthcare, Inc.	113,941	12,180,293

Industrials — 18.3%
Air Freight & Logistics — 4.6%
XPO Logistics, Inc. (a)	162,564	12,811,669

Construction & Engineering — 2.7%
Quanta Services, Inc.	200,194	7,393,164

8

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Industrials — 18.3% (Continued)
Trading Companies & Distributors — 11.0%
AerCap Holdings N.V. (a)	249,013	$8,028,179
Air Lease Corporation	175,331	5,279,217
United Rentals, Inc. (a)	92,393	12,832,464
Univar Solutions, Inc. (a)	275,744	4,263,002
		30,402,862
Information Technology — 24.4%
Communications Equipment — 1.0%
CommScope Holding Company, Inc. (a)	249,856	2,576,015

Electronic Equipment, Instruments & Components — 8.2%
Arrow Electronics, Inc. (a)	114,942	7,940,193
Flex Ltd. (a)	719,647	6,987,773
SYNNEX Corporation	73,440	7,832,376
		22,760,342
IT Services — 1.3%
Alliance Data Systems Corporation	77,224	3,577,788

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	44,628	12,998,797

Technology Hardware, Storage & Peripherals — 9.2%
Dell Technologies, Inc. - Class C (a)	273,722	13,587,560
Western Digital Corporation	266,415	11,820,834
		25,408,394
Materials — 14.7%
Chemicals — 6.5%
Celanese Corporation	143,841	12,932,744
W.R. Grace & Company	95,872	5,004,519
		17,937,263
Containers & Packaging — 8.2%
Berry Global Group, Inc. (a)	203,666	9,146,640
Crown Holdings, Inc. (a)	177,498	11,613,694
O-I Glass, Inc.	249,431	1,910,642
		22,670,976
Utilities — 4.1%
Independent Power and Renewable Electricity Producers — 4.1%
NRG Energy, Inc.	316,399	11,406,184

Total Common Stocks (Cost $257,976,544)		$274,237,149

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LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.07% (b) (Cost $2,308,714)	2,308,714	$2,308,714

Investments at Value — 100.0% (Cost $260,285,258)		$276,545,863

Other Assets in Excess of Liabilities — 0.0% (c)		57,642

Net Assets — 100.0%		$276,603,505

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2020.
(c)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

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LYRICAL INTERNATIONAL VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
COMMON STOCKS — 98.9%	Shares	Value
Canada — 15.8%
Element Fleet Management Corporation	4,939	$35,116
Fairfax Financial Holdings Ltd.	113	31,388
Linamar Corporation	679	18,857
Suncor Energy, Inc.	1,997	34,328
TFI International, Inc.	902	27,316
		147,005
Denmark — 3.3%
ISS A/S (a) (b)	1,853	30,961

Finland — 2.1%
Konecranes OYJ (a) (b)	807	19,398

France — 13.5%
Atos SE (a) (b)	594	45,187
Bollore S.A. (a)	13,341	38,290
Elis S.A. (a) (b)	1,402	17,468
SPIE S.A. (a)	1,628	25,461
		126,406
Hong Kong — 3.2%
CK Hutchison Holdings Ltd. (a)	4,800	29,553

Japan — 30.6%
Air Water, Inc. (a)	1,900	27,660
Hitachi Ltd. (a)	1,300	41,990
ITOCHU Corporation (a)	1,800	38,709
Kinden Corporation (a)	900	15,078
Kyudenko Corporation (a)	600	16,740
NIPPO Corporation (a)	900	22,377
SK Kaken Company Ltd. (a)	100	38,657
Sony Corporation (a)	600	38,860
Suzuki Motor Corporation (a)	1,300	45,319
		285,390
Netherlands — 12.6%
AerCap Holdings N.V. (b)	1,031	33,240
Exor N.V. (a)	762	41,088
NXP Semiconductors N.V.	451	43,341
		117,669
Spain — 2.9%
Grupo Catalana Occidente S.A. (a)	1,214	27,479

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LYRICAL INTERNATIONAL VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Sweden — 2.4%
Intrum AB (a)	1,351	$22,464

United Kingdom — 12.5%
Ashtead Group plc (a)	1,689	50,426
Babcock International Group plc (a)	5,248	24,892
Liberty Global plc - Series A (b)	1,949	41,397
		116,715

Total Common Stocks (Cost $1,010,462)		$923,040

Money Market Funds — 0.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.07% (c) (Cost $4,237)	4237	$4,237

Investments at Value — 99.3% (Cost $1,014,699)		$927,277

Other Assets in Excess of Liabilities — 0.7%		6,447

Net Assets — 100.0%		$933,724

(a)	Level 2 security (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2020.
See accompanying notes to financial statements.

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LYRICAL INTERNATIONAL VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks by Sector/Industry	% of Net Assets
Communication Services — 8.5%
Entertainment	4.1%
Media	4.4%

Consumer Discretionary — 11.0%
Auto Components	2.0%
Automobiles	4.8%
Household Durables	4.2%

Energy — 3.7%
Oil, Gas & Consumable Fuels	3.7%

Financials — 14.5%
Diversified Financial Services	8.2%
Insurance	6.3%

Industrials — 40.1%
Commercial Services & Supplies	14.6%
Construction & Engineering	4.2%
Industrial Conglomerates	3.2%
Machinery	2.1%
Road & Rail	2.9%
Trading Companies & Distributors	13.1%

Information Technology — 14.0%
Electronic Equipment, Instruments & Components	4.5%
IT Services	4.8%
Semiconductors & Semiconductor Equipment	4.7%

Materials — 7.1%
Chemicals	7.1%
98.9%

See accompanying notes to financial statements.

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LYRICAL FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2020 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
ASSETS
Investments in securities:
At cost	$260,285,258	$1,014,699
At value (Note 2)	$276,545,863	$927,277
Receivable for capital shares sold	230,387	—
Receivable from Adviser (Note 4)	—	13,517
Dividends receivable	365,216	4,249
Tax reclaims receivable	—	185
Other assets	42,516	4,094
Total assets	277,183,982	949,322

LIABILITIES
Payable for capital shares redeemed	301,005	—
Payable to Adviser (Note 4)	199,326	—
Payable to administrator (Note 4)	37,652	5,510
Accrued distribution fees (Note 4)	6,883	263
Other accrued expenses and liabilities	35,611	9,825
Total liabilities	580,477	15,598

NET ASSETS	$276,603,505	$933,724

NET ASSETS CONSIST OF:
Paid-in capital	$323,129,000	$1,056,800
Accumulated deficit	(46,525,495)	(123,076)
NET ASSETS	$276,603,505	$933,724

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$271,070,459	$434,377
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,443,004	50,000
Net asset value, offering price and redemption price per share (Note 2)	$12.64	$8.69
INVESTOR CLASS
Net assets applicable to Investor Class	$5,533,046	$499,347
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	440,296	57,515
Net asset value, offering price and redemption price per share (Note 2)	$12.57	$8.68

See accompanying notes to financial statements.

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LYRICAL FUNDS STATEMENTS OF OPERATIONS Six Months Ended May 31, 2020 (Unaudited)(a)
	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
INVESTMENT INCOME
Dividend income	$3,888,989	$6,789
Foreign witholding taxes on dividends	(89,906)	(853)
Total investment income	3,799,083	5,936

EXPENSES
Investment advisory fees (Note 4)	2,693,782	1,975
Administration fees (Note 4)	196,431	6,000
Fund accounting fees (Note 4)	39,544	7,523
Transfer agent fees (Note 4)	34,977	6,000
Postage and supplies	35,783	1,369
Borrowing costs (Note 5)	35,494	—
Registration and filing fees	24,903	2,973
Compliance fees (Note 4)	24,020	3,000
Custody and bank service fees	20,956	5,103
Legal fees	14,765	5,841
Trustees’ fees and expenses (Note 4)	8,752	6,675
Networking fees	13,670	38
Audit and tax services fees	8,375	—
Distribution fees - Investor Class (Note 4)	7,513	264
Printing of shareholder reports	6,386	300
Insurance expense	2,195	—
Other expenses	30,549	5,492
Total expenses	3,198,095	52,553
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(30,352)	(49,992)
Net expenses	3,167,743	2,561

NET INVESTMENT INCOME	631,340	3,375

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized losses from investment transactions	(27,979,679)	(35,393)
Net realized losses from foreign currency transactions (Note 2)	(14,533)	(3,634)
Net change in unrealized appreciation (depreciation) on investments	(100,626,159)	(87,422)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(2)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(128,620,371)	(126,451)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,989,031)	$(123,076)

(a)	Except for Lyrical International Value Equity Fund, which represents the period from the commencement of operations (March 2, 2020) through May 31, 2020.
See accompanying notes to financial statements.

15

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
FROM OPERATIONS
Net investment income	$631,340	$2,694,840
Net realized gains (losses) from investment transactions	(27,979,679)	31,981,612
Net realized losses from foreign currency transactions	(14,533)	(1,948)
Net change in unrealized appreciation (depreciation) on investments	(100,626,159)	(15,932,868)
Net increase (decrease) in net assets resulting from operations	(127,989,031)	18,741,636

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(1,934,332)	(18,081,629)
Investor Class	—	(167,631)
Decrease in net assets from distributions to shareholders	(1,934,332)	(18,249,260)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	130,500,660	279,936,248
Net asset value of shares issued in reinvestment of distributions to shareholders	1,436,425	14,799,306
Payments for shares redeemed	(350,114,389)	(585,459,118)
Net decrease in Institutional Class net assets from captial share transactions	(218,177,304)	(290,723,564)

Investor Class
Proceeds from shares sold	1,289,496	1,562,229
Net asset value of shares issued in reinvestment of distributions to shareholders	—	145,648
Payments for shares redeemed	(953,839)	(14,285,234)
Net increase (decrease) in Investor Class net assets from captial share transactions	335,657	(12,577,357)

TOTAL DECREASE IN NET ASSETS	(347,765,010)	(302,808,545)

NET ASSETS
Beginning of period	624,368,515	927,177,060
End of period	$276,603,505	$624,368,515

See accompanying notes to financial statements.

16

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	11,062,948	18,953,610
Shares issued in reinvestment of distributions to shareholders	87,791	952,538
Shares redeemed	(28,531,725)	(39,422,684)
Net decrease in shares outstanding	(17,380,986)	(19,516,536)
Shares outstanding at beginning of period	38,823,990	58,340,526
Shares outstanding at end of period	21,443,004	38,823,990

Investor Class
Shares sold	97,337	102,409
Shares issued in reinvestment of distributions to shareholders	—	9,230
Shares redeemed	(80,367)	(972,625)
Net increase (decrease) in shares outstanding	16,970	(860,986)
Shares outstanding at beginning of period	423,326	1,284,312
Shares outstanding at end of period	440,296	423,326

See accompanying notes to financial statements.

17

LYRICAL INTERNATIONAL VALUE EQUITY FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2020 (Unaudited)(a)
FROM OPERATIONS
Net investment income	$3,375
Net realized losses from investment transactions	(35,393)
Net realized losses from foreign currency transactions	(3,634)
Net change in unrealized appreciation (depreciation) on investments	(87,422)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(2)
Net decrease in net assets resulting from operations	(123,076)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	500,000

Investor Class
Proceeds from shares sold	556,800

TOTAL INCREASE IN NET ASSETS	933,724

NET ASSETS
Beginning of period	—
End of period	$933,724

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	50,000
Net increase in shares outstanding	50,000
Shares outstanding at beginning of period	—
Shares outstanding at end of period	50,000

Investor Class
Shares sold	57,515
Net increase in shares outstanding	57,515
Shares outstanding at beginning of period	—
Shares outstanding at end of period	57,515

(a)	Represents the period from the commencement of operations (March 2, 2020) through May 31, 2020.
See accompanying notes to financial statements.

18

LYRICAL U.S. VALUE EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended Nov. 30, 2019	Year Ended Nov. 30, 2018	Year Ended Nov. 30, 2017	Year Ended Nov. 30, 2016	Year Ended Nov. 30, 2015
Net asset value at beginning of period	$15.91		$15.55	$18.62	$16.60	$15.63	$16.29

Income (loss) from investment operations:
Net investment income	0.02	(a)	0.05 (a)	0.03 (a)	0.01 (a)	0.24	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	(3.24)		0.76	(1.70)	3.54	1.40	(0.35)
Total from investment operations	(3.22)		0.81	(1.67)	3.55	1.64	(0.31)

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.01)	(0.24)	(0.04)	(0.00	)(b)
Distributions from net realized gains	—		(0.40)	(1.39)	(1.29)	(0.63)	(0.35)
Total distributions	(0.05)		(0.45)	(1.40)	(1.53)	(0.67)	(0.35)

Net asset value at end of period	$12.64		$15.91	$15.55	$18.62	$16.60	$15.63

Total return (c)	(20.31	%)(d)	5.03%	(9.02%)	21.70%	10.73%	(1.91%)

Net assets at end of period (000’s)	$271,070		$617,686	$907,366	$1,116,584	$993,904	$590,582

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.38	%(e)	1.41%	1.37%	1.37%	1.38%	1.42%

Ratio of net expenses to average net assets	1.37	%(e)(f)	1.41%	1.37%	1.37%	1.38%	142%

Ratio of net investment income to average net assets	0.27	%(e)(f)	0.36%	0.17%	0.03%	1.62%	0.24%

Portfolio turnover rate	22	%(d)	33%	39%	22%	36%	21%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reimbursed expense for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

19

LYRICAL U.S. VALUE EQUITY FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended Nov. 30, 2019		Year Ended Nov. 30, 2018		Year Ended Nov. 30, 2017		Year Ended Nov. 30, 2016		Year Ended Nov. 30, 2015
Net asset value at beginning of period	$15.78		$15.43		$18.54		$16.52		$15.57		$16.27

Income (loss) from investment operations:
Net investment income (loss)	0.01	(a)	0.02	(a)	(0.03	)(a)	(0.05	)(a)	0.30		0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	(3.22)		0.73		(1.69)		3.53		1.28		(0.36)
Total from investment operations	(3.21)		0.75		(1.72)		3.48		1.58		(0.35)

Less distributions:
Dividends from net investment income	—		—		—		(0.17)		(0.00	)(b)	—
Distributions from net realized gains	—		(0.40)		(1.39)		(1.29)		(0.63)		(0.35)
Total distributions	—		(0.40)		(1.39)		(1.46)		(0.63)		(0.35)

Net asset value at end of period	$12.57		$15.78		$15.43		$18.54		$16.52		$15.57

Total return (c)	(20.34	%)(d)	4.89%		(9.30%)		21.32%		10.36%		(2.19%)

Net assets at end of period (000’s)	$5,533		$6,682		$19,811		$36,777		$58,213		$61,375

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.11	%(e)	2.03%		1.72%		1.70%		1.70%		1.72%

Ratio of net expenses to average net assets	1.60	%(e)(f)	1.70	%(f)	1.70	%(f)	1.70%		1.70%		1.70	%(f)

Ratio of net investment income (loss) to average net assets	0.09	%(e)(f)	0.10	%(f)	(0.18	%)(f)	(0.32%)		1.39%		0.03	%(f)

Portfolio turnover rate	22	%(d)	33%		39%		22%		36%		21%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reimbursed expenses for the periods ended May 31, 2020, November 30, 2019, 2018 and 2015 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

20

LYRICAL INTERNATIONAL VALUE EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited)(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.03
Net realized and unrealized losses on investments and foreign currencies	(1.34)
Total from investment operations	(1.31)

Net asset value at end of period	$8.69

Total return (c)	(13.10	%)(d)

Net assets at end of period (000’s)	$434

Ratios/supplementary data:
Ratio of total expenses to average net assets	25.87	%(e)

Ratio of net expenses to average net assets (f)	1.13	%(e)

Ratio of net investment income to average net assets (f)	1.69	%(e)

Portfolio turnover rate	23	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through May 31, 2020.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

21

LYRICAL INTERNATIONAL VALUE EQUITY FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited)(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.03
Net realized and unrealized losses on investments and foreign currencies	(1.35)
Total from investment operations	(1.32)

Net asset value at end of period	$8.68

Total return (c)	(13.20	%)(d)

Net assets at end of period (000’s)	$499

Ratios/supplementary data:
Ratio of total expenses to average net assets	25.84	%(e)

Ratio of net expenses to average net assets (f)	1.38	%(e)

Ratio of net investment income to average net assets (f)	1.63	%(e)

Portfolio turnover rate	23	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through May 31, 2020.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

22

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the

23

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2020:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$274,237,149	$—	$—	$274,237,149
Money Market Funds	2,308,714	—	—	2,308,714
Total	$276,545,863	$—	$—	$276,545,863

24

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$264,983	$658,057	$—	$923,040
Money Market Funds	4,237	—	—	4,237
Total	$269,220	$658,057	$—	$927,277

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) currency gains or losses realized between trade and settlement dates on securities transactions and 3) the difference between the amounts

25

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by Lyrical U.S. Value Equity Fund during the periods ended May 31, 2020 and November 30, 2019 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Institutional Class	5/31/2020	$1,934,332	$—	$1,934,332
	11/30/2019	$2,632,588	$15,449,041	$18,081,629
Investor Class	5/31/2020	$—	$—	$—
	11/30/2019	$—	$167,631	$167,631

Lyrical International Value Equity Fund made no distributions to shareholders during the period ended May 31, 2020.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and/or intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2020:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of portfolio investments	$288,864,480	$1,016,419
Gross unrealized appreciation	$42,510,239	$40,089
Gross unrealized depreciation	(54,828,856)	(129,231)
Net unrealized depreciation	(12,318,617)	(89,142)
Accumulated ordinary income	614,080	—
Undistributed long-term gains	5,235,470	—
Other losses	(40,056,428)	(33,934)
Accumulated deficit	$(46,525,495)	$(123,076)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

27

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended May 31, 2020, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $99,434,463 and $323,635,683, respectively, for Lyrical U.S. Value Equity Fund and $1,242,177 and $196,323, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by Lyrical Asset Management L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Effective April 1, 2020, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net assets. Prior to April 1, 2020, the Funds paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of average daily net assets.

Effective April 1, 2020, pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2021, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class
0.99%	1.24%

Prior to April 1, 2020, these expense limitations were as follows for each respective class:

Institutional Class	Investor Class
1.45%	1.70%

Accordingly, during the period ended May 31, 2020, the Adviser reduced its advisory fees by $8,882 and reimbursed other operating expenses of $21,470 of Lyrical U.S. Value Equity Fund and the Adviser did not collect any of its investment advisory fees from Lyrical International Value Equity Fund and reimbursed other operating expenses of $48,017.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual

28

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2020, the Adviser may seek repayment of advisory fee reductions and expense reimbursements no later than the dates below:

	November 30, 2021	November 30, 2022	May 31, 2023	Total
Lyrical U.S. Value Equity Fund	$6,222	$27,433	$30,352	$64,007
Lyrical International Value Fund	$—	$—	$49,992	$49,992

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the period ended May 31, 2020, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund incurred $7,513 and $264, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from each Fund,

29

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2020, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Lyrical U.S. Value Equity Fund - Investor Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	25%
Lyrical International Value Equity Fund - Institutional Class
Lyrical Asset Management L.P.	100%
Lyrical International Value Equity Fund - Investor Class
Lyrical Asset Management L.P.	87%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2020, the Lyrical U.S. Value Equity Fund incurred $35,494 of borrowing costs charged by the custodian.

6. Sector and Country Risks

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2020, Lyrical International Value Equity Fund had 40.1% of the value of its net assets invested in stocks within the Industrials sector.

30

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2020, Lyrical International Value Equity Fund had 30.6% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

31

LYRICAL FUNDS ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2019 and March 2, 2020 for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively) and held until the end of the period (May 31, 2020).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

32

LYRICAL FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 796.90	1.37%	$ 6.15
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.15	1.37%	$ 6.91
Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 796.60	1.60%	$ 7.19
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.00	1.60%	$ 8.07

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2019(a)	Ending Account Value May 31, 2020	Net Expense Ratio(b)	Expenses Paid During Period(c)
Lyrical International Value Equity Fund
Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 869.00	1.13%	$ 2.60
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.35	1.13%	$ 5.70
Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 868.00	1.38%	$ 3.17
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.10	1.38%	$ 6.96

(a)	Beginning Account Value is as of March 2, 2020 (date of commencement of operations for each class) for the Actual Fund Return information.
(b)	Annualized, based on the Fund’s expenses during the period since the commencement of operations.
(c)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 91/366 (to reflect the period since inception) and 183/366 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

33

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

34

LYRICAL INTERNATIONAL VALUE EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with the Lyrical Asset Management LP (the “Adviser”) for an initial two-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on January 21-22, 2020, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding whether to approve the Agreement, the Board recalled its discussion with Mr. Jeffery M. Moses, Chief Operating Officer and Chief Compliance Officer of the Adviser and Mr. John Mullins, Associate Portfolio Manager of the Adviser, during the meeting and its review of various materials related to the Fund. The Board further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement for the Fund. The Board also considered the proposed services that the Adviser would provide to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information provided in the Board Materials (e.g., descriptions of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to the Fund were satisfactory and adequate.

The investment management capabilities and experience of the adviser. In this regard, the Board considered the investment management experience of the Adviser and its principals. The Board considered its discussion with Messrs. Moses and Mullins regarding the investment objective and strategies for the Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board considered the information from the Adviser regarding prior experience in the financial industry by the Adviser and its principals. After consideration of these and other factors, the Board determined that the Adviser has the requisite knowledge and experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s methods of operation; the education and experience of Messrs. Moses and Mullins; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the Fund’s expense limitation agreement and noted the benefit to the Fund from the Adviser’s commitment to

35

LYRICAL INTERNATIONAL VALUE EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

reduce its advisory fee and reimburse other operating expenses through March 31, 2022. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategies).

The Board noted that the Fund’s advisory fee (1.25%) is above the average and the median for its custom peer group. The Board discussed the explanation that Mr. Moses’ had provided for the factors the Adviser considered in determining the proposed advisory fee, and the analysis that it underwent in determining not to offer breakpoints on its fees at the present time. The Board also discussed the services that the Adviser proposes to provide to the Fund, in particular noting that that the Adviser was anticipated that the strategy and portfolio would result in a significant active share as compared to its competitors. The Board recalled that the Adviser believes that it delivers a unique strategy and unique value in its management, and that, to the extent that the fees were above those charged by certain other peer funds, the difference in fees was justified by the unique value that the Adviser was able to provide. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Fund were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Advisory Agreement and the Fund’s expense limitation agreement. The Board determined that while the proposed advisory fee was flat and would stay the same as asset levels increased, the shareholders of the Fund would benefit from the Fund’s expense limitation agreement until the Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits through the next three years, and the Board could review the arrangements going forward as necessary. After further discussion, the Board concluded the Fund’s arrangement with the Adviser was fair and reasonable in relation to the nature and quality of services to be provided by the Adviser and would benefit the Fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as they relate to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating broker-dealers used to complete the Fund’s portfolio transactions; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and

36

LYRICAL INTERNATIONAL VALUE EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions for the Fund were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel to be assigned to the Fund and the Adviser’s process for allocating trades among the Fund and potential future clients with similar types of investment objectives and strategies. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests for the Fund were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

37

Customer Privacy Notice

FACTS	WHAT DO THE LYRICAL U.S. VALUE EQUITY FUND AND THE LYRICAL INTERNATIONAL VALUE EQUITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

38

Who we are
Who is providing this notice?	Lyrical U.S. Value Equity Fund Lyrical International Value Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

We collect your personal information, for example, when you

Why can’t I limit all sharing?

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Federal law gives you the right to limit only

Definitions
Affiliates

Lyrical Asset Management LP, the investment adviser to the Funds, could be deemed to be an affiliate.

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Nonaffiliates	The Funds do not share with nonaffiliates so they can market to you. Companies not related by common ownership or control. They can be financial and nonfinancial companies
Joint marketing	The Funds do not jointly market. A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

39

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Q3 All-Weather Sector Rotation Fund

Investor Class (QAWSX)

Institutional Class (QAISX)

Q3 All-Weather Tactical Fund

Investor Class (QAWTX)

Institutional Class (QAITX)

Semi-Annual Report

May 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-855-784-2399 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-855-784-2399. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Q3 ALL-WEATHER FUNDS
LETTER TO SHAREHOLDERS	May 31, 2020

Dear Shareholders:

This Semi-Annual Report for the Q3 All-Weather Funds covers the period from December 30, 2019 – May 31, 2020. The All-Weather Funds are a series of Funds advised by Q3 Asset Management Corporation, which are actively managed using systematic, quantitative approaches to asset allocation in order to adjust to evolving market environments.

Q3 All-Weather Sector Rotation Fund (QAISX, QAWSX)

The Fund had returns of -13.80% for the period in the Investor class shares and -13.70% in the Institutional class shares, versus a return of -7.67% for the Morningstar Moderately Aggressive Target Risk Index during the same timeframe. The Fund’s investment objective is to seek long-term growth of capital.

The Fund began the period fully invested in equities with emphasis on the technology and health care sectors, as these were the leading areas of the equity markets for much of 2019. These holdings were largely unchanged for the first few months of the performance period as they continued to outperform the broader market. As the equity markets began to respond to COVID concerns in early March, the Fund became overweighted to fixed income holdings, primarily intermediate-term Treasury positions. Just prior to the move into bonds, the Fund experienced losses in excess of the index due to the concentrated holdings within the technology and health care sectors. The defensive stance lasted into May as the Fund then rotated completely out of fixed income and back into equities.

Q3 All-Weather Tactical Fund (QAITX, QAWTX)

The Fund returned 2.60% for the period for the Investor class shares and 2.70% for the Institutional class shares, versus a return of -4.15% for the Morningstar Moderate Target Risk Index for the period. The Fund’s investment objective seeks a positive rate of return over a calendar year regardless of market conditions. As the Fund begins to exhibit downside volatility, positions in Government Bonds may be taken.

The Fund began the period fully invested in the NASDAQ 100 Index. Beginning in late January the Fund due to increased downside volatility in the markets, responded by switching to 80% long exposure to the NASDAQ 100 Index initially and subsequently down to a 60% exposure. The remainder of the position was in Government Bonds. For the next few weeks, the Fund began to gradually shift away from equities and into Government Bonds and Short-term Bonds. In early to mid-March, as the COVID crisis began to affect the markets, the Fund continued to shift away from equities to the point where it was entirely out of the NASDAQ 100 position. As the markets began to stabilize the Fund gradually reentered equities throughout May and by the end of the period was back to a 100% invested position in NASDAQ.

1

The All-Weather Funds are created to work together in a portfolio to seek return and manage risk for an investor through changing market conditions. If you have any questions about the Funds, please visit us at our website www.Q3AllWeatherFunds.com or email info@Q3Tactical.com

Very truly yours,

Brad Giaimo	Bruce Greig	Adam Quiring

Q3 Asset Management Corporation
Adviser to the All-Weather Funds

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-855-784-2399.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus, please call 1-855-784-2399 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. The opinions of the Funds’ Adviser with respect to those securities may change at any time. For a complete list of securities held by the Funds as of May 31, 2020, please see the Schedules of Investments sections of the Semi-Annual Report.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

Q3 ALL-WEATHER FUNDS
PORTFOLIO INFORMATION
May 31, 2020 (Unaudited)

Q3 ALL-WEATHER SECTOR ROTATION FUND

Sector Diversification (% of Net Assets)

Q3 ALL-WEATHER TACTICAL FUND

Sector Diversification (% of Net Assets)

3

Q3 ALL-WEATHER SECTOR ROTATION FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
EXCHANGE-TRADED FUNDS — 96.7%	Shares	Value
Fidelity MSCI Health Care Index ETF	4,180	$212,219
First Trust NYSE Arca Biotechnology Index Fund	1,294	214,041
Invesco Dynamic Pharmaceuticals ETF	3,242	209,984
iShares 3-7 Year Treasury Bond ETF	6,004	802,375
iShares U.S. Treasury Bond ETF	28,572	799,587
Technology Select Sector SPDR® Fund (The)	2,288	224,155
VanEck Vectors Gold Miners ETF	5,714	196,104
VanEck Vectors Semiconductor ETF	1,532	216,058
Vanguard Total Bond Market ETF	9,172	806,402
Total Exchange-Traded Funds (Cost $3,607,181)		$3,680,925

MONEY MARKET FUNDS — 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 0.08% (a) (Cost $110,275)	110,275	$110,275

Investments at Value — 99.6% (Cost $3,717,456)		$3,791,200

Other Assets in Excess of Liabilities — 0.4%		13,743

Net Assets — 100.0%		$3,804,943

(a)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to financial statements.

4

Q3 ALL-WEATHER TACTICAL FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
EXCHANGE-TRADED FUNDS — 97.1%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $34,736,404)	153,770	$35,883,768

MONEY MARKET FUNDS — 3.0%	Shares	Value
First American Government Obligations Fund - Class X, 0.08% (a) (Cost $1,098,618)	1,098,618	$1,098,618

Investments at Value — 100.1% (Cost $35,835,022)		$36,982,386

Liabilities in Excess of Other Assets — (0.1%)		(31,579)

Net Assets — 100.0%		$36,950,807

(a)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to financial statements.

5

Q3 ALL-WEATHER FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2020 (Unaudited)
	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
ASSETS
Investments in securities:
At cost	$3,717,456	$35,835,022
At value (Note 2)	$3,791,200	$36,982,386
Receivable for capital shares sold	56,912	48,584
Receivable for investment securities sold	—	34,309,876
Receivable from Adviser (Note 4)	7,487	—
Dividends receivable	17	65
Other assets	5,935	11,506
Total assets	3,861,551	71,352,417

LIABILITIES
Payable for capital shares redeemed	41,933	61,247
Payable for investment securities purchased	—	34,267,263
Payable to Adviser (Note 4)	—	45,372
Payable to administrator (Note 4)	7,559	9,741
Accrued distribution fees (Note 4)	59	74
Other accrued expenses and liabilities	7,057	17,913
Total liabilities	56,608	34,401,610

NET ASSETS	$3,804,943	$36,950,807

NET ASSETS CONSIST OF:
Paid-in capital	$4,430,244	$38,023,983
Accumulated deficit	(625,301)	(1,073,176)
NET ASSETS	$3,804,943	$36,950,807

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class	$55,779	$89,240
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,468	8,700
Net asset value, offering price and redemption price per share (Note 2)	$8.62	$10.26

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$3,749,164	$36,861,567
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	434,242	3,590,536
Net asset value, offering price and redemption price per share (Note 2)	$8.63	$10.27

See accompanying notes to financial statements.

6

Q3 ALL-WEATHER FUNDS STATEMENTS OF OPERATIONS Period Ended May 31, 2020 (Unaudited) (a)
	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
INVESTMENT INCOME
Dividend income	$10,826	$125,338

EXPENSES
Management fees (Note 4)	10,649	99,577
Fund accounting fees (Note 4)	12,637	13,508
Administration fees (Note 4)	10,000	13,923
Trustees’ fees and expenses (Note 4)	11,196	11,196
Transfer agent fees (Note 4)	10,000	10,500
Legal fees	9,571	9,571
Registration and filing fees	5,347	10,273
Custody and bank service fees	3,784	6,793
Compliance fees (Note 4)	5,000	5,000
Postage and supplies	2,854	2,922
Borrowing costs (Note 5)	383	2,987
Printing of shareholder reports	1,272	1,272
Distribution fees - Investor Class (Note 4)	59	74
Other expenses	4,864	5,310
Total expenses	87,616	192,906
Management fees reduced and/or expense reimbursements by the Adviser (Note 4)	(66,515)	(828)
Net expenses	21,101	192,078

NET INVESTMENT LOSS	(10,275)	(66,740)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(688,770)	(2,153,800)
Net change in unrealized appreciation (depreciation) on investments	73,744	1,147,364
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(615,026)	(1,006,436)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(625,301)	$(1,073,176)

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.

See accompanying notes to financial statements.

7

Q3 ALL-WEATHER SECTOR ROTATION FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2020 (Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(10,275)
Net realized losses from investment transactions	(688,770)
Net change in unrealized appreciation (depreciation) on investments	73,744
Net decrease in net assets resulting from operations	(625,301)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	63,976

Institutional Class
Proceeds from shares sold	4,757,368
Payments for shares redeemed	(391,100)
Net increase in Institutional Class net assets from capital share transactions	4,366,268

TOTAL INCREASE IN NET ASSETS	3,804,943

NET ASSETS
Beginning of period	—
End of period	$3,804,943

CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	6,468
Net increase in shares outstanding	6,468
Shares outstanding at beginning of period	—
Shares outstanding at end of period	6,468

Institutional Class
Shares sold	475,789
Shares redeemed	(41,547)
Net increase in shares outstanding	434,242
Shares outstanding at beginning of period	—
Shares outstanding at end of period	434,242

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.

See accompanying notes to financial statements.

8

Q3 ALL-WEATHER TACTICAL FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2020 (Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(66,740)
Net realized losses from investment transactions	(2,153,800)
Net change in unrealized appreciation (depreciation) on investments	1,147,364
Net decrease in net assets resulting from operations	(1,073,176)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	88,093

Institutional Class
Proceeds from shares sold	66,786,170
Payments for shares redeemed	(28,850,280)
Net increase in Institutional Class net assets from captial share transactions	37,935,890

TOTAL INCREASE IN NET ASSETS	36,950,807

NET ASSETS
Beginning of period	—
End of period	$36,950,807

CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	8,700
Net increase in shares outstanding	8,700
Shares outstanding at beginning of period	—
Shares outstanding at end of period	8,700

Institutional Class
Shares sold	6,379,384
Shares redeemed	(2,788,848)
Net increase in shares outstanding	3,590,536
Shares outstanding at beginning of period	—
Shares outstanding at end of period	3,590,536

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.

See accompanying notes to financial statements.

9

Q3 ALL-WEATHER SECTOR ROTATION FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited) (a)
Net asset value at beginning of period	$10.00

Loss from investment operations:
Net investment loss (b)	(0.05)
Net realized and unrealized losses on investments	(1.33)
Total from investment operations	(1.38)

Net asset value at end of period	$8.62

Total return (c)	(13.80	%)(d)

Net assets at end of period (000’s)	$56

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	11.05	%(f)

Ratio of net expenses to average net assets (e)(g)	2.19	%(f)

Ratio of net investment loss to average net assets (e)(g)(h)	(1.40	%)(f)

Portfolio turnover rate	351	%(d)

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).
(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
See accompanying notes to financial statements.

10

Q3 ALL-WEATHER SECTOR ROTATION FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited) (a)
Net asset value at beginning of period	$10.00

Loss from investment operations:
Net investment loss (b)	(0.04)
Net realized and unrealized losses on investments	(1.33)
Total from investment operations	(1.37)

Net asset value at end of period	$8.63

Total return (c)	(13.70	%)(d)

Net assets at end of period (000’s)	$3,749

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	8.08	%(f)

Ratio of net expenses to average net assets (e)(g)	1.94	%(f)

Ratio of net investment loss to average net assets (e)(g)(h)	(0.95	%)(f)

Portfolio turnover rate	351	%(d)

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).
(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
See accompanying notes to financial statements.

11

Q3 ALL-WEATHER TACTICAL FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited) (a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.06)
Net realized and unrealized gains on investments	0.32
Total from investment operations	0.26

Net asset value at end of period	$10.26

Total return (c)	2.60	%(d)

Net assets at end of period (000’s)	$89

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	4.98	%(f)

Ratio of net expenses to average net assets (e)(g)	2.19	%(f)

Ratio of net investment loss to average net assets (e)(g)(h)	(1.31	%)(f)

Portfolio turnover rate	1316	%(d)

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reimbursed expense for the period ended May 31, 2020 (Note 4).

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).
(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
See accompanying notes to financial statements.

12

Q3 ALL-WEATHER TACTICAL FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period:
	Period Ended May 31, 2020 (Unaudited) (a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.03)
Net realized and unrealized gains on investments	0.30
Total from investment operations	0.27

Net asset value at end of period	$10.27

Total return (c)	2.70	%(d)

Net assets at end of period (000’s)	$36,862

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.91	%(f)

Ratio of net investment loss to average net assets (e)(g)	(0.66	%)(f)

Portfolio turnover rate	1316	%(d)

(a)	Represents the period from the commencement of operations (December 30, 2019) through May 31, 2020.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
See accompanying notes to financial statements.

13

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Unaudited)

1. Organization

Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019.

Q3 All-Weather Sector Rotation Fund seeks to achieve long-term growth of capital.

Q3 All-Weather Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

Q3 All-Weather Sector Rotation Fund is classified as a diversified fund. Q3 All-Weather Tactical Fund is classified as a non-diversified fund.

Each Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring no minimum initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $500,000 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 with the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as

14

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2020:

Q3 All-Weather Sector Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,680,925	$—	$—	$3,680,925
Money Market Funds	110,275			110,275
Total	$3,791,200	$—	$—	$3,791,200

Q3 All-Weather Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$35,883,768	$—	$—	$35,883,768
Money Market Funds	1,098,618			1,098,618
Total	$36,982,386	$—	$—	$36,982,386

Refer to each Fund’s Schedule of Investments for a listing of securities by asset type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

15

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Funds during the period ended May 31, 2020.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

16

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2020:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
Tax cost of portfolio investments	$3,849,868	$35,845,958
Gross unrealized appreciation	$40,801	$1,136,427
Gross unrealized depreciation	(99,469)	—
Net unrealized appreciation (depreciation)	(58,668)	1,136,427
Accumulated ordinary loss	(10,275)	(66,740)
Other losses	(556,358)	(2,142,863)
Accumulated deficit	$(625,301)	$(1,073,176)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended May 31, 2020, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $12,570,270 and $8,271,817, respectively, for Q3 All-Weather Sector Rotation Fund and $302,817,862 and $265,927,670, respectively, for Q3 All-Weather Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by Q3 Asset Management Corporation (the “Adviser”) pursuant to the terms of an Investment Management Agreement. Each Fund pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets.

17

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2022, to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Investor Class	Institutional Class
2.19%	1.94%

Accordingly, during the period ended May 31, 2020, the Adviser did not collect any of its investment management fees and, in addition, reimbursed other operating expenses of $55,866 for Q3 All-Weather Sector Rotation Fund and reimbursed other operating expenses of $828 for Q3 All-Weather Tactical Fund.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2020, the Adviser may seek repayment of expense reimbursements no later than the dates below:

	May 31, 2023	Total
Q3 All-Weather Sector Rotation Fund	$66,515	$66,515
Q3 All-Weather Tactical Fund	$828	$828

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund for acting as principal underwriter.

18

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the period ended May 31, 2020, the Investor Class shares of Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund incurred $59 and $74, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2020, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Q3 All-Weather Sector Rotation Fund – Investor Class
Bradford Giaimo	46%
Adam Quiring	46%
Q3 All-Weather Sector Rotation Fund – Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	74%
Q3 All-Weather Tactical Fund – Investor Class
Bradford Giaimo	34%
Adam Quiring	34%
TD Ameritrade, Inc. (for the benefit of its customers)	31%
Q3 All-Weather Tactical Fund – Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	47%
TD Ameritrade, Inc. (for the benefit of its customers)	30%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

19

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the period ended May 31, 2020, Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund incurred $383 and $2,987, respectively, of borrowing costs charged by the custodian.

6. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2020, Q3 All-Weather Sector Rotation Fund had 96.7% of the value of its net assets invested in ETFs. As of May 31, 2020, Q3 All-Weather Tactical Fund had 97.1% of the value of its net assets invested in Invesco QQQ Trust, Series 1 (“QQQ”), an ETF that tracks the Nasdaq 100 Index. The financial statements of QQQ can be found at www.sec.gov.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

20

Q3 ALL-WEATHER FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 30, 2019) and held until the end of the period (May 31, 2020).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

Q3 ALL-WEATHER FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2019 (a)	Ending Account Value May 31, 2020	Net Expense Ratio (b)	Expenses Paid During Period (c)
Q3 All-Weather Sector Rotation Fund
Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 862.00	2.19%	$ 8.58
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,014.05	2.19%	$ 11.03
Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 863.00	1.94%	$ 7.60
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,015.30	1.94%	$ 9.77
Q3 All-Weather Tactical Fund
Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 1,026.00	2.19%	$ 5.46
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,011.82	2.19%	$ 9.27
Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 1,027.00	1.91%	$ 8.15
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,015.45	1.91%	$ 9.62

(a)	Beginning Account Value is as of December 30, 2019 (date of commencement of operations for each class) for the Actual Fund Return information.
(b)	Annualized, based on the Fund’s expenses during the period since the commencement of operations.
(c)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period since inception) and 183/366 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

22

Q3 ALL-WEATHER FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2020 will be available on or about August 31, 2020 without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. These filings are available upon request by calling 1-855-784-2399. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

23

Q3 ALL-WEATHER FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Funds’ Investment Agreement with the Q3 Asset Management Corporation (the “Adviser”) for an initial two-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on October 21-22, 2019, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding whether to approve the Agreement, the Board recalled its discussion with Mr. Bruce Grieg, Director of Research of the Adviser, Mr. Adam Quiring, Principal Partner of the Adviser, and Mr. Brad Giaimo, Principal Partner of the Adviser, and management of the Trust during the meeting and its review of the various materials related to the Adviser and the Funds. The Board further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Agreement for the Funds. The Board also considered the proposed services that the Adviser would provide to each Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information provided in the Funds Board Materials (e.g., descriptions of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to each Fund were satisfactory and adequate.

The investment management capabilities and experience of the adviser. In this regard, the Board considered the investment management experience of the Adviser and its principals. The Board considered its discussion Messrs. Grieg, Quiring, and Giaimo regarding the investment objective and strategies for each Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board considered the information from the Adviser regarding prior experience in the financial industry by the Adviser and its principals. After consideration of these and other factors, the Board determined that the Adviser has the requisite knowledge and experience to serve as investment adviser for each Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered the Adviser’s methods of operation; the education and experience of Messrs. Grieg, Quiring, and Giaimo; its compliance program, policies, and procedures; its financial condition and the level of commitment to each Fund; the projected asset levels of each Fund; and the expected overall expenses of each Fund, including the advisory fee. The Board reviewed

24

Q3 ALL-WEATHER FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the Funds’ expense limitation agreement and noted the benefit to each Fund from the Adviser’s commitment to reduce its advisory fee and reimburse other operating expenses through March 31, 2022. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Funds. The Board considered the support of the principals of the Adviser in assuring that the Adviser has adequate capital to meet its obligations. The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name. The Board compared each Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of each Fund, and the nature of the investment strategies).

The Board noted that while the Q3 Sector Rotation Fund’s proposed advisory fee of 1.00% and its proposed overall annual expense ratio for the Investor Class of 2.59% were above the average and median for its custom peer group, the Adviser had satisfactorily explained how the fee and expense ratio were determined. The Board also considered the unique investment style and strategy of the Q3 Sector Rotation Fund versus its peer group. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Q3 Sector Rotation Fund were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

The Board noted that while the Q3 Tactical Fund’s proposed advisory fee of 1.00% is below the average and equal to the median for its custom peer group and its the proposed overall annual expense ratio of 2.27% for the Investor Class for the Q3 Tactical Fund is above the peer group’s average and median expense ratio, the Adviser had satisfactorily explained how the fee and expense ratio were determined. The Board also considered the unique investment style and strategy of the Q3 Tactical Fund versus its peer group. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Q3 Tactical Fund were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

The extent to which the Funds and its investors would benefit from economies of scale. In this regard, the Board considered the Agreement for the Funds and the Funds’ expense limitation agreement. The Board determined that while the proposed advisory fee was flat and would stay the same as asset levels increased, the shareholders of each Fund would benefit from the Funds’ expense limitation agreement until each Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further discussion of each Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that each Fund’s fee arrangements with the Adviser would provide benefits through the next three years, and the Board could review the arrangements going forward as necessary. After further discussion, the Board concluded

25

Q3 ALL-WEATHER FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

each Fund’s arrangement with the Adviser was fair and reasonable in relation to the nature and quality of services to be provided by the Adviser and would benefit each Fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as they relate to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for each Fund; the method and basis for selecting and evaluating broker-dealers used to complete each Fund’s portfolio transactions; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which each Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions for each Fund were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel to be assigned to each Fund and the Adviser’s process for allocating trades among each Fund and potential future clients with similar types of investment objectives and strategies. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests for the Funds were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement for each of the Funds. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement for each of the Funds, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement for each of the Funds was in the best interests of the each of the Funds and its shareholders.

26

Customer Privacy Notice

FACTS	WHAT DO THE Q3 ALL-WEATHER SECTOR ROTATION FUND AND THE Q3 ALL-WEATHER TACTICAL FUND (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-784-2399

27

Who we are
Who is providing this notice?	Q3 All-Weather Sector Rotation Fund Q3 All-Weather Tactical Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Q3 Asset Management Corporation, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

28

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RYAN LABS CORE BOND FUND

(RLCBX)

RYAN LABS LONG CREDIT FUND

(RLLCX)

Semi-Annual Report

May 31, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-866-561-3087 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-866-561-3087. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

RYAN LABS FUNDS LETTER TO SHAREHOLDERS (Unaudited)	May 31, 2020

Dear Shareholders,

Following is the Semi-Annual Report to shareholders of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (collectively, the “Funds”) for the six months ending May 31, 2020. On behalf of the investment manager, SLC Management, we would like to thank you for your continued investment.

MARKET RECAP

In the quarter ending May 31, 2020, fixed income markets along with all other asset classes saw one of the worst sell-offs on record. As the spread of COVID-19 across countries and the subsequent slowdown in global travel and supply chain disruptions started to flow, it led to severe dislocations across asset classes with equity and bond prices falling in tandem. The heart of the pandemic hit the markets in the last two weeks of March as an oil price war broke out in the middle of the virus-led shutdowns. The S&P 500 Index bounced wildly between limit down and limit up and the VIX Index reached its second highest reading on record. Liquidity seized up and bid/ask spreads widened as funds became forced sellers in order to meet margin calls and/or client redemptions and the market was flooded with new issuance. While no sector was safe, hospitality, travel, energy and retail names were hit especially hard. Credit curves became inverted with certain issuers’ front-end paper trading wide to their own longer maturities. Credit spreads as shown by the Bloomberg Barclays U.S. Agg Corporate Index, which ended February 2020 at +122 bps, traded as wide as +373 bps on March 23, 2020. Securitized credit also suffered as investors worried that the near-total shutdown of the U.S. economy would lead to surging delinquencies among consumer and corporate borrowers.

The Federal Reserve immediately stepped in and made an emergency cut to Fed funds interest rates by slashing them to 0-0.25%. In addition to its daily open market operations in the treasury and repo markets, the Fed announced new facilities aimed at commercial paper, money market funds, foreign exchange, certain investment grade & high yield corporate bonds and ETF’s, ABS, CMBS, CLO’s, and municipal bonds. The calming effect of all this stimulus spending was enough to bring the credit markets and the stock market back to normal operations through May. Re-opening in some parts of the country towards the end of May along with Fed’s intervention led to a strong month of spread tightening. Credit spreads ended May at +174bps, almost +200bps off its March wides. Securitized credit has lagged this market rally as a result of job losses, forbearance requests and delinquencies which have continued to see an uptick as a result of closure of nonessential businesses through most of the quarter. Year to date investment grade corporate issuance crossed $1 trillion (~90% of 2019’s total issuance) as the companies rushed to the new issue market to shore up liquidity.

RYAN LABS CORE BOND FUND (RLCBX)

INVESTMENT PHILOSOPHY

The overall investment objective of Ryan Labs Core Bond Fund (the “Fund”) is to seek total return consisting of current income and capital appreciation. The benchmark for this strategy is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Core Bond Fund seeks this investment objective while providing protection against interest rate risk. We attempt to accomplish this investment objective by investing at least 80% of Core Bond Fund assets in U.S. dollar-denominated, investment-grade debt securities. There have been no changes to this philosophy. The inception date of the Long Credit Fund is December 29, 2014.

PERFORMANCE SUMMARY

For the trailing six-month period ending May 31, 2020, the Fund returned -0.55% compared to the Benchmark return of +1.65%, underperforming the Benchmark by 220 bps. For the six months ended May 31, 2020, the fund returned +3.30% compared to the benchmark return of +5.40%, underperforming by 210 bps. Underperformance for the past six months was primarily driven by the dislocation in the securitized markets. Allocation and security selection within Industrials and Utilities were positive contributors to the performance. The top outperformers CVS Health Corp, Kroger and Marathon Petroleum. Top underperformers included ABS and CMBS issuers.

RYAN LABS LONG CREDIT FUND

INVESTMENT PHILOSOPHY

The investment objective of Ryan Labs Long Credit Fund (the “Long Credit Fund”) is to seek total return consisting of current income and capital appreciation. The benchmark for this strategy is the Bloomberg Barclays U.S. Long Credit Index (the “Long Credit Benchmark”). We attempt to accomplish this investment objective by investing at least 80% of Long Credit Fund assets in U.S. dollar-denominated investment-grade debt securities. There have been no changes to this philosophy. The inception date of the Long Credit Fund is November 13, 2015.

PERFORMANCE SUMMARY

For the trailing six-month period ending May 31, 2020, the Fund returned +0.15% compared to the Benchmark return of -2.67%, outperforming the Benchmark by 282 bps. For the six months ended May 31, 2020, the fund returned +6.19% compared to the benchmark return of +3.39%, outperforming by 280 bps. Outperformance for the past six months was primarily driven by a higher Treasury weighting in the heart of the sell-off and issue selection within the sectors. Towards the end of the quarter, the treasury weight was down to 2% and we added corporate credit through new issues that were issued at the wides. Within corporate credit, the portfolio was underweight Industrials, overweight Utilities and Financials. Top performers included industrial credits like CVS Health Corp, Codelco, Apple. Underperformers included travel and energy related Air Lease, Boeing and Apache.

OUTLOOK

The Fed support, through its corporate ETF and secondary market bond purchases, has been bullish for credit spreads. With economies opening up and better than expected non-farm pay roll report for May, there seems to be light at the end of the tunnel. Companies have continued to tap the new issue market to shore up balance sheet liquidity as the fear of the second wave of the COVID-19 is still elevated. We believe this trend will continue as the demand for US corporate credit remains strong. As second quarter earnings start to flow in, we look forward to management guidance in terms of industry outlook and their approach to manage elevated balance sheet leverage.

Richard Familetti
President
Chief Investment Officer, U.S. Total Return Fixed Income
SLC Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-561-3087.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus, please visit our website at www.ryanlabsfunds.com or call 1-866-561-3087 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. The opinions of the Funds’ Adviser with respect to those securities may change at any time. For a complete list of securities held by the Funds as of May 31, 2020, please see the Schedules of Investments sections of the Semi-Annual Report.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

RYAN LABS CORE BOND FUND
PORTFOLIO INFORMATION
May 31, 2020 (Unaudited)

Asset Allocation (% of Net Assets)

Security Allocation	% of Net Assets
Mortgage-Backed Securities	41.6%
Corporate Bonds	32.9%
Asset-Backed Securities	14.3%
U.S. Treasury Obligations	9.5%
International Bonds	0.2%
Cash Equivalents and Liabilities in Excess of Other Assets	1.5%
Total	100.0%

Top 10 Bond Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 2.375%, due 11/15/2049	2.8%
U.S. Treasury Bonds, 3.125%, due 05/15/2048	2.2%
Federal Home Loan Mortgage Corporation, Pool #G08737, 3.000%, due 12/01/2046	2.1%
Federal Home Loan Mortgage Corporation, Pool #FR SD8055, 2.500%, due 04/01/2050	1.7%
U.S. Treasury Bonds, 2.000%, due 02/15/2050	1.4%
Federal National Mortgage Association, Pool #AB5379, 3.500%, due 06/01/2042	1.4%
U.S. Treasury Bonds, 3.000%, due 02/15/2049	1.3%
Government National Mortgage Association, Pool #MA3937, 3.500%, due 09/20/2046	1.3%
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A, 3.901%, due 10/25/2053	1.2%
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A, 3.750%, due 10/25/2056	1.1%

RYAN LABS LONG CREDIT FUND
PORTFOLIO INFORMATION
May 31, 2020 (Unaudited)

Asset Allocation (% of Net Assets)

Security Allocation	% of Net Assets
Corporate Bonds	91.1%
Municipal Bonds	4.7%
International Bonds	2.6%
U.S. Treasury Obligations	0.3%
Cash Equivalents and Other Assets in Excess of Liabilities	1.3%
Total	100.0%

Top 10 Bond Holdings

Security Description	% of Net Assets
AT&T, Inc., 4.650%, due 06/01/2044	2.6%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, due 01/23/2039	1.9%
Verizon Communications, Inc., 4.862%, due 08/21/2046	1.7%
California, Build America Bonds, General Obligation, 7.300%, due 10/01/2039	1.6%
Comcast Corporation, 4.600%, due 10/15/2038	1.5%
United Mexican States, 4.750%, due 03/08/2044	1.4%
Markel Corporation, 5.000%, due 05/20/2049	1.4%
Alabama Power Company, 4.300%, due 01/02/2046	1.3%
Sempra Energy, 3.800%, due 02/01/2038	1.3%
Wisconsin Electric Power Company, 4.300%, due 10/15/2048	1.3%

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
U.S. TREASURY OBLIGATIONS — 9.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 0.0% (a)
U.S. Treasury Notes	0.625%	03/31/27	$15,000	$15,142

U.S. Treasury Bonds — 9.5%
U.S. Treasury Bonds	4.375%	02/15/38	55,000	85,574
U.S. Treasury Bonds	3.000%	02/15/47	60,000	81,762
U.S. Treasury Bonds	2.750%	08/15/47	265,000	346,260
U.S. Treasury Bonds	3.000%	02/15/48	245,000	335,516
U.S. Treasury Bonds	3.125%	05/15/48	1,110,000	1,555,864
U.S. Treasury Bonds	3.375%	11/15/48	265,000	389,447
U.S. Treasury Bonds	3.000%	02/15/49	674,000	930,225
U.S. Treasury Bonds	2.375%	11/15/49	1,550,000	1,915,824
U.S. Treasury Bonds	2.000%	02/15/50	865,000	991,371
				6,631,843
Total U.S. Treasury Obligations (Cost $5,709,676)				$6,646,985

MORTGAGE-BACKED SECURITIES — 41.6%	Coupon	Maturity	Par Value	Value
Commercial — 22.2%
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class A-K37 (b)	2.552%	01/27/47	$400,000	$329,245
BankFinancial Corporation, Series 2020-BNK25, Class A-S (b)	2.841%	01/18/63	315,000	323,479
BBCMS Trust, Series 2017-C1, Class A-4 (b)	3.674%	02/17/50	125,000	138,186
Benchmark Mortgage Trust, Series 2019-B14, Class A-5 (b)	3.049%	12/15/62	275,000	299,187
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 144A (b)	5.110%	05/10/47	720,000	564,977
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	287,906	292,769
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 144A	2.000%	06/25/69	427,028	445,442
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (b)	4.073%	08/25/23	389,000	404,354

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 22.2% (Continued)
FREMF Mortgage Trust, Series 2012-K22, Class B, 144A (b)	3.812%	08/25/45	$170,000	$174,050
FREMF Mortgage Trust, Series 2012-K22, Class C, 144A (b)	3.812%	08/25/45	240,000	236,349
FREMF Mortgage Trust, Series 2012-K23, Class B, 144A (b)	3.782%	10/25/45	465,000	481,606
FREMF Mortgage Trust, Series 2013-K24, Class B, 144A (b)	3.622%	11/25/45	250,000	255,846
FREMF Mortgage Trust, Series 2013-K28, Class C, 144A (b)	3.609%	06/25/46	240,000	234,468
FREMF Mortgage Trust, Series 2013-K31, Class C, 144A (b)	3.744%	07/25/46	323,000	320,295
FREMF Mortgage Trust, Series 2014-K40, Class B, 144A (b)	4.209%	11/25/47	275,000	291,684
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (b)	3.807%	01/25/48	65,000	67,414
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (b)	3.807%	01/25/48	620,000	605,638
FREMF Mortgage Trust, Series 2017-K726, Class B, 144A (b)	4.109%	07/25/49	235,000	239,437
FREMF Mortgage Trust, Series 2017-K729, Class C, 144A (b)	3.800%	11/25/49	215,000	207,423
FREMF Mortgage Trust, Series 20-K105, Class B, 144A (b)	3.530%	03/25/53	215,000	204,750
FREMF Mortgage Trust, Series 20-K105, Class C, 144A (b)	3.530%	03/25/53	290,000	249,303
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3	1.750%	07/16/24	385,000	392,042
GoldenTree Loan Management US CLO1 Ltd., Series 2019-4A, Class C, 144A (3MO LIBOR + 270) (b)	4.501%	04/24/31	360,000	355,935
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	725,000	676,291
Goldman Sachs Mortgage Securities Trust, Series 2020-GC47, Class C (b)	3.571%	05/12/53	100,000	92,950
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 144A (b)	3.836%	10/15/48	350,000	244,719
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (b)	2.949%	10/06/38	70,000	71,885

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 22.2% (Continued)
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	$308,139	$316,970
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	115,546	116,446
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	126,594	129,925
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	122,650	124,808
JPMorgan Mortgage Trust, Series 2018-4, Class A15, 144A	3.500%	10/25/48	167,921	169,109
Kabbage Funding, LLC, Series 2019-1, Class B, 144A (b)(c)	4.071%	03/15/24	480,000	81,600
Madison Park Funding Ltd., Series 2019-37A, Class C, 144A (3MO LIBOR + 240) (b)	3.619%	07/15/32	620,000	602,435
Neuberger Berman CLO Ltd., Series 2019-32A, Class C, 144A (3MO LIBOR + 265) (b)	3.785%	01/19/32	460,000	453,961
Niagara Park CLO Ltd., Series 2019-1A, Class C, 144A (3MO LIBOR + 240) (b)	3.535%	07/17/32	420,000	408,347
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	689,000	725,882
Sutherland Commercial Mortgage Trust, Series 2018-SBC7, Class A, 144A	4.720%	05/25/39	249,887	250,182
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (b)	3.901%	10/25/53	835,000	849,536
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/56	620,000	602,549
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	758,482
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A (b)	3.748%	11/25/60	445,000	457,923
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (b)	3.139%	07/20/29	635,267	624,899
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (b)	6.252%	01/10/45	255,000	203,816
Wind River CLO Ltd., Series 2014-1A, Class 1A, 144A (3MO LIBOR +105) (b)	2.869%	07/18/31	428,238	413,614
				15,490,208

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 8.7%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	$165,988	$175,348
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	121,320	128,162
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	246,929	258,953
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	60,748	68,159
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	105,104	115,478
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	512,820	524,257
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M-2, 144A (b)	2.597%	04/25/43	97,078	92,916
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	140,245	150,182
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	265,108	283,563
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	83,424	90,163
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	129,512	132,257
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	636,061	682,716
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	316,445	343,533
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,353,099	1,428,223
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	355,818	384,646
Federal Home Loan Mortgage Corporation, Pool #FR SD8055	2.500%	04/01/50	1,136,502	1,178,908
				6,037,464
Federal National Mortgage Association — 7.4%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	117,157	124,300
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	38,860	41,115
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	11,611	13,838

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 7.4% (Continued)
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	$883,760	$959,250
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	125,476	136,326
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	231,595	247,862
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	99,304	106,308
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	248,626	266,074
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	476,514	517,299
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	108,473	119,517
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	65,896	72,144
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	41,238	45,767
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	142,629	154,897
Federal National Mortgage Association, Pool #AS7838	3.000%	08/01/46	355,894	380,880
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	298,378	319,932
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	57,213	60,343
Federal National Mortgage Association, Pool #890813	3.500%	12/01/47	393,335	427,603
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	394,717	417,708
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	695,190	749,821
				5,160,984
Government National Mortgage Association — 3.3%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	52,942	58,547
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	385,169	414,449
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	837,352	901,429

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 3.3% (Continued)
Government National Mortgage Association, Pool #MA5076	3.000%	03/20/48	$362,620	$384,833
Government National Mortgage Association, Series 2015-41, Class C (b)	3.133%	01/16/57	490,000	527,829
				2,287,087
Total Mortgage-Backed Securities (Cost $29,026,354)				$28,975,743

ASSET-BACKED SECURITIES — 14.3%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	$410,000	$414,764
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	240,000	246,397
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D	4.040%	11/18/24	470,000	483,750
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 144A (b)	3.280%	01/15/25	560,000	545,970
CIM Trust, Series 2018-R3, Class A2, 144A	4.000%	09/25/57	480,000	459,003
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	209,800	211,684
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	504,677	504,408
Domino’s Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A	3.082%	07/25/47	312,000	312,584
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	700,000	714,484
Drive Auto Receivables Trust, Series 2018-5, Class D	4.300%	04/15/26	290,000	293,765
Drive Auto Receivables Trust, Series 2019-1, Class D	4.090%	06/15/26	410,000	412,957
Drive Auto Receivables Trust, Series 2019-2, Class D	3.690%	08/17/26	410,000	410,505

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 14.3% (Continued)	Coupon	Maturity	Par Value	Value
Drive Auto Receivables Trust, Series 2019-3, Class D	3.180%	10/15/26	$310,000	$300,929
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	470,000	440,512
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 144A	3.710%	03/17/25	400,000	389,454
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (b)	5.682%	05/15/43	616,752	559,987
Hudson Yards, Series 2019-30HY, Class A, 144A	3.228%	06/10/37	310,000	334,419
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	285,717
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	360,000	367,505
Santander Drive Auto Receivables Trust, Series 2020-1, Class C	4.110%	12/15/25	280,000	283,794
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	81,112	79,408
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (b)	3.850%	05/25/26	200,000	187,958
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	500,634
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A	4.760%	11/26/27	510,000	470,456
Toyota Auto Receivables Ownership Trust, Series 2019-D, Class Class A-3	1.920%	01/16/24	385,000	393,228
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 144A	2.520%	04/15/25	380,000	375,797
Total Asset-Backed Securities (Cost $10,119,168)				$9,980,069

CORPORATE BONDS — 32.9%	Coupon	Maturity	Par Value	Value
Communication Services — 2.2%
América Móvil S.A.B. de C.V.	4.375%	04/22/49	$220,000	$260,040
AT&T, Inc.	4.350%	06/15/45	185,000	206,117
Comcast Corporation	1.950%	01/15/31	50,000	49,954
Comcast Corporation	3.450%	02/01/50	130,000	144,953
Comcast Corporation	2.800%	01/15/51	25,000	24,657
Discovery Communications, LLC	5.300%	05/15/49	195,000	221,480
Sprint Spectrum Company, LP, 144A, Series 2016-1	3.360%	03/20/23	367,500	369,106

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Communication Services — 2.2% (Continued)
T-Mobile, Inc., 144A	3.509%	04/15/25	$35,000	$37,429
T-Mobile, Inc., 144A	3.875%	04/15/30	185,000	200,212
Verizon Communications, Inc.	3.150%	03/22/30	35,000	38,819
				1,552,767
Consumer Discretionary — 0.3%
Alibaba Group Holding Ltd.	3.600%	11/28/24	190,000	206,454
McDonald’s Corporation	3.600%	07/01/30	15,000	16,984
				223,438
Consumer Staples — 1.5%
Altria Group, Inc.	5.800%	02/14/39	230,000	280,287
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	145,000	178,443
B.A.T. Capital Corporation	3.215%	09/06/26	125,000	130,127
B.A.T. Capital Corporation	4.700%	04/02/27	45,000	50,352
B.A.T. Capital Corporation	4.906%	04/02/30	25,000	28,593
Kroger Company (The)	4.450%	02/01/47	340,000	409,777
				1,077,579
Energy — 5.4%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	335,000	320,612
Chevron Corporation	1.995%	05/11/27	45,000	46,917
Chevron Corporation	3.078%	05/11/50	20,000	21,652
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	433,319
Exxon Mobil Corporation	2.610%	10/15/30	120,000	127,243
Kinder Morgan Energy Partners, L.P.	4.300%	05/01/24	325,000	353,724
Marathon Petroleum Corporation, Series WI	4.750%	12/15/23	520,000	561,287
Marathon Petroleum Corporation	4.700%	05/01/25	30,000	33,187
Midwest Connector Capital Company, LLC, 144A	3.900%	04/01/24	480,000	493,307
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	215,000	202,893
MPLX, L.P.	5.500%	02/15/49	220,000	250,758
TC Pipelines, L.P.	4.375%	03/13/25	290,000	306,520
Valero Energy Corporation	2.700%	04/15/23	60,000	62,088
Williams Companies, Inc. (The)	3.350%	08/15/22	505,000	521,477
				3,734,984
Financials — 11.5%
American International Group, Inc.	2.500%	06/30/25	40,000	41,357
Associated Bank, N.A.	3.500%	08/13/21	365,000	372,388
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	347,898
Avolon Holdings Funding Ltd., 144A	4.375%	05/01/26	240,000	195,490

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 11.5% (Continued)
Banco Santander S.A.	3.848%	04/12/23	$345,000	$362,764
Bank of America Corporation	3.004%	12/20/23	330,000	344,515
Bank of America Corporation	3.705%	04/24/28	240,000	265,200
BGC Partners, Inc.	5.375%	07/24/23	650,000	654,051
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	378,552
Brighthouse Financial, Inc.	4.700%	06/22/47	355,000	310,514
Brookfield Finance, Inc.	4.850%	03/29/29	230,000	257,396
Cantor Fitzgerald, L.P., 144A	4.875%	05/01/24	200,000	203,686
Citigroup, Inc.	2.666%	01/29/31	220,000	222,827
Discover Bank	2.700%	02/06/30	40,000	37,715
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	139,234
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	189,000	207,919
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	315,000	348,608
Hyundai Capital America, 144A	3.000%	06/20/22	465,000	467,660
JPMorgan Chase & Company	3.625%	12/01/27	490,000	535,214
Mitsubishi UFJ Financial Group, Inc.	3.535%	07/26/21	470,000	485,475
Morgan Stanley	3.950%	04/23/27	205,000	228,879
Prudential Financial, Inc.	1.500%	03/10/26	15,000	15,104
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	321,479
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	445,916
Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	299,459
Wells Fargo & Company	2.164%	02/11/26	145,000	146,850
Wells Fargo & Company	2.188%	04/30/26	90,000	91,299
Wells Fargo & Company	3.068%	04/30/41	95,000	96,327
Wells Fargo & Company	5.013%	04/04/51	115,000	150,291
				7,974,067
Health Care — 2.2%
AbbVie, Inc., 144A	2.600%	11/21/24	130,000	136,840
AbbVie, Inc.	4.400%	11/06/42	215,000	247,609
Amgen, Inc.	2.450%	02/21/30	45,000	46,855
Amgen, Inc.	2.300%	02/25/31	60,000	61,934
Amgen, Inc.	3.375%	02/21/50	170,000	182,627
Anthem, Inc.	2.375%	01/15/25	45,000	47,311
Bayer U.S. Finance II, LLC, 144A	5.500%	08/15/25	260,000	305,639
CVS Health Corporation	5.050%	03/25/48	350,000	448,907
UnitedHealth Group, Inc.	3.500%	08/15/39	45,000	51,927
				1,529,649
Industrials — 0.5%
Boeing Company (The)	3.850%	11/01/48	290,000	249,089

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 0.5% (Continued)
General Dynamics Corporation	3.050%	04/15/30	$35,000	$39,078
General Electric Company	4.250%	05/01/40	40,000	38,904
				327,071
Information Technology — 4.4%
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	325,054
Arrow Electronics, Inc.	3.875%	01/12/28	440,000	449,557
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	280,000	294,877
Broadcom, Inc., 144A	3.150%	11/15/25	45,000	46,716
Broadcom, Inc., 144A	4.110%	09/15/28	84,000	87,955
Broadcom, Inc., 144A	4.150%	11/15/30	45,000	47,121
Dell, Inc., 144A	8.350%	07/15/46	270,000	342,089
Intel Corporation	4.750%	03/25/50	40,000	54,413
International Business Machines Corporation	1.700%	05/15/27	50,000	50,755
International Business Machines Corporation	2.950%	05/15/50	25,000	25,272
KLA Corporation	3.300%	03/01/50	35,000	35,248
Lam Research Corporation	1.900%	06/15/30	25,000	25,151
Motorola Solutions, Inc.	3.750%	05/15/22	332,000	346,867
NVIDIA Corporation	2.850%	04/01/30	35,000	38,359
NVIDIA Corporation	3.500%	04/01/50	35,000	39,884
NXP BV/NXP Funding, LLC, 144A	4.875%	03/01/24	280,000	309,566
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A	3.875%	06/18/26	35,000	37,727
Oracle Corporation	3.600%	04/01/40	65,000	71,963
PayPal Holdings, Inc.	2.650%	10/01/26	105,000	113,693
Seagate HDD Cayman	4.875%	03/01/24	270,000	286,988
VMware, Inc.	4.650%	05/15/27	35,000	37,821
				3,067,076
Materials — 0.9%
DowDuPont, Inc.	4.493%	11/15/25	205,000	232,521
Glencore Funding, LLC, 144A	4.875%	03/12/29	345,000	375,609
				608,130
Real Estate — 1.5%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	495,450
Crown Castle International Corporation	3.200%	09/01/24	400,000	428,481
Simon Property Group, L.P.	3.250%	09/13/49	100,000	81,085
Spirit Realty, L.P.	3.400%	01/15/30	35,000	30,083
				1,035,099

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 2.5%
Cameron LNG, LLC, 144A	3.701%	01/15/39	$210,000	$216,551
Commonwealth Edison Company	4.000%	03/01/48	80,000	95,863
Électricité de France S.A., 144A	5.000%	09/21/48	250,000	311,950
Georgia Power Company	2.200%	09/15/24	105,000	109,677
PacifiCorp	4.150%	02/15/50	165,000	204,513
PECO Energy Company	3.000%	09/15/49	150,000	159,935
Sempra Energy	4.050%	12/01/23	265,000	287,841
Southern California Edison Company	4.000%	04/01/47	310,000	342,334
				1,728,664
Total Corporate Bonds (Cost $22,061,505)				$22,858,524

INTERNATIONAL BONDS — 0.2%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $101,814)	4.000%	10/02/23	$100,000	$105,950

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.08% (d) (Cost $1,523,907)	1,523,907	$1,523,907

Investments at Value — 100.7% (Cost $68,542,424)		$70,091,178

Liabilities in Excess of Other Assets — (0.7%)		(499,964)

Net Assets — 100.0%		$69,591,214

144A -

This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $24,375,272 as of May 31, 2020, representing 35.0% of net assets (Note 6).

LIBOR -	London interbank offered rate.

(a)	Percentage rounds to less than 0.1%.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $81,600 as of May 31, 2020, representing 0.1% of net assets (Note 2).

(d)	The rate shown is the 7-day effective yield as of May 31, 2020.
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS May 31, 2020 (Unaudited)
U.S. TREASURY OBLIGATIONS — 0.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 0.3%
U.S. Treasury Bonds (Cost $253,936)	2.000%	02/15/50	$225,000	$257,871

MUNICIPAL BONDS — 4.7%	Coupon	Maturity	Par Value	Value
Bay Area, California, Toll Authority Toll Bridge, Revenue	6.263%	04/01/49	$200,000	$348,228
Bay Area, California, Toll Authority Toll Bridge, Revenue	6.907%	10/01/50	140,000	238,319
California, Build America Bonds, General Obligation	7.300%	10/01/39	910,000	1,480,670
Dallas Independent School District, General Obligation	6.450%	02/15/35	90,000	92,698
Massachusetts State Taxable Consolidated Loan, General Obligation	2.900%	09/01/49	705,000	745,432
New York City Future Tax Secured, Revenue	5.572%	11/01/38	150,000	203,380
Port Authority New York & New Jersey Consolidated Bonds, Revenue	4.458%	10/01/62	320,000	403,885
San Diego Co., California, Build America Bonds, Revenue	5.911%	04/01/48	90,000	142,091
Texas State, General Obligation	5.517%	04/01/39	120,000	175,306
University of California, Revenue	6.548%	05/15/48	290,000	443,517
Total Municipal Bonds (Cost $4,030,037)				$4,273,526

CORPORATE BONDS — 91.1%	Coupon	Maturity	Par Value	Value
Communication Services — 14.5%
AT&T, Inc.	4.650%	06/01/44	$2,115,000	$2,350,792
CBS Corporation	4.850%	07/01/42	535,000	529,714
Charter Communications Operating, LLC	5.125%	07/01/49	395,000	459,209
Charter Communications Operating, LLC	4.800%	03/01/50	430,000	478,872
Comcast Corporation	4.600%	10/15/38	1,120,000	1,392,956
Discovery Communications, LLC	4.950%	05/15/42	695,000	744,463
Rogers Communications, Inc.	3.700%	11/15/49	500,000	555,866
Telefónica Emisiones S.A.U.	7.045%	06/20/36	655,000	940,522
Tencent Holding Ltd., 144A	3.925%	01/19/38	960,000	1,088,975
Time Warner, Inc.	6.750%	06/15/39	210,000	275,741

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 91.1% (Continued)	Coupon	Maturity	Par Value	Value
Communication Services — 14.5% (Continued)
T-Mobile, Inc., 144A	4.375%	04/15/40	$385,000	$425,203
Verizon Communications, Inc.	4.862%	08/21/46	1,160,000	1,556,410
Vodafone Group plc	5.000%	05/30/38	755,000	927,367
Vodafone Group plc	4.875%	06/19/49	180,000	223,764
Walt Disney Company (The)	6.200%	12/15/34	720,000	1,032,463
Walt Disney Company (The)	4.625%	03/23/40	115,000	143,290
				13,125,607
Consumer Discretionary — 3.9%
General Motors Company, Inc.	6.750%	04/01/46	675,000	735,231
Hasbro, Inc.	3.900%	11/19/29	280,000	280,658
Hasbro, Inc.	6.350%	03/15/40	317,000	361,894
Home Depot, Inc. (The)	3.125%	12/15/49	585,000	632,714
Imperial Brands Finance plc, 144A	3.875%	07/26/29	460,000	473,522
Lowe’s Companies, Inc.	5.000%	04/15/40	740,000	945,992
Whirlpool Corporation	4.600%	05/15/50	95,000	102,755
				3,532,766
Consumer Staples — 5.8%
Altria Group, Inc.	5.950%	02/14/49	756,000	978,992
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	1,400,000	1,722,902
B.A.T. Capital Corporation	4.540%	08/15/47	420,000	446,757
B.A.T. Capital Corporation	5.282%	04/02/50	115,000	134,798
Coca-Cola Company (The)	4.125%	03/25/40	190,000	238,237
J.M. Smucker Company (The)	3.550%	03/15/50	350,000	352,554
Kroger Company (The)	4.450%	02/01/47	320,000	385,672
Walgreens Boots Alliance	4.100%	04/15/50	95,000	92,312
Walmart, Inc.	3.625%	12/15/47	720,000	871,358
				5,223,582
Energy — 9.9%
Apache Corporation	5.350%	07/01/49	295,000	226,658
Baker Hughes, a GE Company, LLC	4.080%	12/15/47	520,000	522,794
Boardwalk Pipelines, L.P.	4.800%	05/03/29	190,000	184,783
Enable Midstream Partners, L.P.	4.400%	03/15/27	350,000	300,320
Energy Transfer Partners, L.P.	7.500%	07/01/38	235,000	276,484
Energy Transfer Partners, L.P.	6.500%	02/01/42	830,000	938,031
Energy Transfer Partners, L.P.	5.950%	10/01/43	55,000	56,331
Enterprise Products Operating, LLC	4.200%	01/31/50	165,000	177,983
Enterprise Products Operating, LLC	5.375%	02/15/78	675,000	605,077
Exxon Mobil Corporation	4.227%	03/19/40	375,000	456,418
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	883,000	1,120,891

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 91.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 9.9% (Continued)
Magellan Midstream Partners, L.P.	4.850%	02/01/49	$990,000	$1,111,966
Marathon Petroleum Corporation	5.850%	12/15/45	560,000	582,144
National Oilwell Varco, Inc.	3.600%	12/01/29	640,000	598,362
ONEOK, Inc.	7.150%	01/15/51	475,000	561,650
Patterson-UTI Energy, Inc.	3.950%	02/01/28	235,000	187,216
Sabine Pass Liquefaction, LLC, 144A	4.500%	05/15/30	145,000	159,023
Shell International Finance B.V.	3.750%	09/12/46	610,000	693,062
Shell International Finance B.V.	3.125%	11/07/49	185,000	191,491
				8,950,684
Financials — 13.0%
American International Group, Inc.	4.500%	07/16/44	185,000	206,931
Banco Santander S.A.	3.490%	05/28/30	500,000	510,693
Berkshire Hathaway Finance Corporation	4.300%	05/15/43	540,000	680,945
Brookfield Finance, LLC	3.450%	04/15/50	1,300,000	1,088,665
Citigroup, Inc.	2.976%	11/05/30	920,000	955,171
GATX Corporation	4.700%	04/01/29	390,000	425,298
GE Capital International Funding Company	4.418%	11/15/35	1,000,000	999,174
Goldman Sachs Group, Inc.	4.411%	04/23/39	585,000	673,945
JPMorgan Chase & Company	3.882%	07/24/38	700,000	801,006
Manulife Financial Corporation	4.061%	02/24/32	1,005,000	1,049,657
Markel Corporation	5.000%	05/20/49	1,075,000	1,242,603
Morgan Stanley	5.597%	03/24/51	400,000	575,470
New York Life Insurance Company, 144A	3.750%	05/15/50	180,000	202,540
Prudential Financial, Inc.	3.700%	03/13/51	505,000	533,433
Synchrony Financial	5.150%	03/19/29	445,000	455,542
Unum Group	5.750%	08/15/42	95,000	93,353
Unum Group	4.500%	12/15/49	670,000	577,165
Wells Fargo & Company	5.013%	04/04/51	565,000	738,385
				11,809,976
Health Care — 4.1%
AbbVie, Inc.	4.400%	11/06/42	770,000	886,786
Amgen, Inc.	3.150%	02/21/40	335,000	353,163
Bayer U.S. Finance II, LLC, 144A	4.875%	06/25/48	500,000	631,018
Biogen, Inc.	3.150%	05/01/50	185,000	180,611
Cigna Corporation	3.200%	03/15/40	190,000	199,394
CVS Health Corporation	5.050%	03/25/48	415,000	532,275
HCA, Inc.	5.125%	06/15/39	275,000	320,674

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 91.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 4.1% (Continued)
Stanford Health Care	3.310%	08/15/30	$455,000	$509,099
Stryker Corporation	2.900%	06/15/50	145,000	145,888
				3,758,908
Industrials — 9.1%
Air Lease Corporation	3.250%	10/01/29	610,000	510,920
Boeing Company (The)	3.750%	02/01/50	655,000	570,891
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	680,000	909,622
CSX Corporation	4.500%	03/15/49	80,000	102,311
Deere & Company	2.875%	09/07/49	405,000	421,313
FedEx Corporation	4.950%	10/17/48	1,000,000	1,101,198
General Dynamics Corporation	4.250%	04/01/40	280,000	348,129
General Electric Company	3.625%	05/01/30	95,000	93,926
General Electric Company	4.350%	05/01/50	190,000	185,556
Kansas City Southern	2.875%	11/15/29	175,000	182,310
Kansas City Southern	3.500%	05/01/50	475,000	504,975
Lockheed Martin Corporation	3.800%	03/01/45	880,000	1,063,033
Norfolk Southern Corporation	3.050%	05/15/50	375,000	380,974
Northrop Grumman Corporation	5.150%	05/01/40	575,000	774,191
Union Pacific Corporation	3.550%	08/15/39	660,000	727,174
United Parcel Service, Inc.	3.750%	11/15/47	300,000	343,054
				8,219,577
Information Technology — 7.1%
Apple, Inc.	4.375%	05/13/45	525,000	685,995
Broadcom, Inc., 144A	5.000%	04/15/30	635,000	704,248
Dell, Inc., 144A	8.350%	07/15/46	580,000	734,858
Intel Corporation	4.600%	03/25/40	225,000	292,807
Mastercard, Inc.	3.650%	06/01/49	715,000	859,761
Microsoft Corporation	3.500%	11/15/42	585,000	705,600
NVIDIA Corporation	3.500%	04/01/40	275,000	312,607
NXP BV/NXP Funding, LLC, 144A	3.400%	05/01/30	190,000	195,877
Oracle Corporation	3.800%	11/15/37	708,000	806,509
QUALCOMM, Inc.	3.250%	05/20/50	110,000	119,369
Visa, Inc.	2.700%	04/15/40	545,000	578,493
VMware, Inc.	4.700%	05/15/30	375,000	409,647
				6,405,771
Materials — 4.0%
Codelco, Inc., 144A	4.375%	02/05/49	885,000	984,534
Dow Chemical Company (The)	4.800%	05/15/49	435,000	508,381
Glencore Funding, LLC, 144A	4.875%	03/12/29	880,000	958,074
International Paper Company	4.350%	08/15/48	395,000	449,203

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 91.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 4.0% (Continued)
Newcrest Finance Property Ltd., 144A	3.250%	05/13/30	$100,000	$104,622
Nucor Corporation	4.400%	05/01/48	590,000	672,803
				3,677,617
Real Estate — 1.0%
Highwoods Realty, L.P.	3.050%	02/15/30	950,000	893,688

Utilities — 18.7%
Alabama Power Company	4.300%	01/02/46	1,010,000	1,219,277
Cameron LNG, LLC, 144A	2.902%	07/15/31	625,000	647,131
Consolidated Edison Company	4.200%	03/15/42	735,000	860,703
Consolidated Edison Company	3.800%	10/01/42	350,000	404,004
Consumers Energy Company	4.350%	04/15/49	725,000	966,752
Dominion Energy, Inc., Series A	4.600%	03/15/49	630,000	771,432
DTE Electric Company	2.950%	03/01/50	600,000	623,084
Duke Energy Progress, LLC	4.375%	03/30/44	865,000	1,075,917
Duke Energy Progress, LLC	3.600%	09/15/47	40,000	45,042
Électricité de France S.A., 144A	4.950%	10/13/45	615,000	749,887
ENEL Finance International N.V., 144A	4.750%	05/25/47	330,000	402,068
Exelon Corporation	4.700%	04/15/50	230,000	290,637
Georgia Power Company	4.300%	03/15/42	580,000	671,177
MidAmerican Energy Company	4.800%	09/15/43	688,000	895,709
PacifiCorp	6.250%	10/15/37	308,000	439,927
Potomac Electric Power	4.150%	03/15/43	830,000	987,680
PPL Electric Utilities Corporation	4.750%	07/15/43	890,000	1,135,477
Public Service Electric and Gas Company	3.850%	05/01/49	260,000	318,503
Sempra Energy	3.800%	02/01/38	1,135,000	1,208,613
Southern California Edison Company	4.650%	10/01/43	404,000	472,406
Southern California Edison Company, Series B	4.875%	03/01/49	355,000	438,723
Southern California Edison Company	3.650%	02/01/50	105,000	110,586
Southwestern Public Service Company	4.400%	11/15/48	885,000	1,090,753
Wisconsin Electric Power Company	4.300%	10/15/48	965,000	1,164,192
				16,989,680
Total Corporate Bonds (Cost $74,578,658)				$82,587,856

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
INTERNATIONAL BONDS — 2.6%	Coupon	Maturity	Par Value	Value
Republic of Columbia	5.200%	05/15/49	$295,000	$347,138
Republic of Philippines	3.700%	03/01/41	640,000	731,095
United Mexican States	4.750%	03/08/44	1,250,000	1,305,012
Total International Bonds (Cost $2,304,855)				$2,383,245

MONEY MARKET FUNDS — 0.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.08% (a) (Cost $299,798)	299,798	$299,798

Investments at Value — 99.0% (Cost $81,467,284)		$89,802,296

Other Assets in Excess of Liabilities — 1.0%		866,898

Net Assets — 100.0%		$90,669,194

144A -

This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,461,580 as of May 31, 2020, representing 9.3% of net assets (Note 6).

(a)	The rate shown is the 7-day effective yield as of May 31, 2020.
See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2020 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
ASSETS
Investments in securities:
At cost	$68,542,424	$81,467,284
At value (Note 2)	$70,091,178	$89,802,296
Receivable for securities sold	—	631,692
Dividends and interest receivable	346,509	853,008
TOTAL ASSETS	70,437,687	91,286,996

LIABILITIES
Distributions payable	115,331	167,960
Payable for capital shares redeemed	—	4,809
Payable for securities purchased	695,843	399,823
Payable to Adviser (Note 4)	11,044	19,797
Payable to administrator (Note 4)	10,950	14,858
Other accrued expenses	13,305	10,555
TOTAL LIABILITIES	846,473	617,802

NET ASSETS	$69,591,214	$90,669,194

NET ASSETS CONSIST OF:
Paid-in capital	$65,318,345	$77,065,342
Accumulated earnings	4,272,869	13,603,852
NET ASSETS	$69,591,214	$90,669,194

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,696,668	7,897,710

Net asset value, offering price and redemption price (Note 2)	$10.39	$11.48

See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2020 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
INVESTMENT INCOME
Interest	$1,350,136	$2,148,185
Dividend	8,542	9,758
TOTAL INVESTMENT INCOME	1,358,678	2,157,943

EXPENSES
Investment advisory fees (Note 4)	172,171	292,306
Administration fees (Note 4)	43,071	56,778
Fund accounting fees (Note 4)	19,363	20,838
Audit and tax services fees	17,900	17,900
Pricing costs	22,203	10,825
Legal fees	11,534	11,534
Trustees’ fees and expenses (Note 4)	11,252	11,252
Registration and filing fees	8,482	7,990
Custody and bank service fees	5,848	8,482
Compliance service fees (Note 4)	6,000	6,902
Transfer agent fees (Note 4)	6,000	6,000
Postage and supplies	1,436	1,572
Printing of shareholder reports	1,047	897
Other expenses	6,991	8,381
TOTAL EXPENSES	333,298	461,657
Less fee reductions by Adviser (Note 4)	(161,127)	(169,351)
NET EXPENSES	172,171	292,306

NET INVESTMENT INCOME	1,186,507	1,865,637

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	3,138,159	5,619,768
Net change in unrealized appreciation (depreciation) on investments	(1,695,916)	(1,477,403)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,442,243	4,142,365

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,628,750	$6,008,002

See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
FROM OPERATIONS
Net investment income	$1,186,507	$2,859,712
Net realized gains from investment transactions	3,138,159	722,145
Net change in unrealized appreciation (depreciation) on investments	(1,695,916)	6,538,148
Net increase in net assets resulting from operations	2,628,750	10,120,005

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,241,968)	(2,917,496)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	500,000	1,120,366
Net asset value of shares issued in reinvestment of distributions to shareholders	523,478	1,483,306
Payments for shares redeemed	(22,884,368)	(12,990,230)
Net decrease from capital share transactions	(21,860,890)	(10,386,558)

TOTAL DECREASE IN NET ASSETS	(20,474,108)	(3,184,049)

NET ASSETS
Beginning of period	90,065,322	93,249,371
End of period	$69,591,214	$90,065,322

CAPITAL SHARES ACTIVITY
Shares sold	48,263	116,519
Shares reinvested	50,862	149,298
Shares redeemed	(2,227,198)	(1,300,295)
Net decrease in shares outstanding	(2,128,073)	(1,034,478)
Shares outstanding at beginning of period	8,824,741	9,859,219
Shares outstanding at end of period	6,696,668	8,824,741

See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
FROM OPERATIONS
Net investment income	$1,865,637	$4,013,820
Net realized gains from investment transactions	5,619,768	5,138,858
Net change in unrealized appreciation (depreciation) on investments	(1,477,403)	15,943,899
Net increase in net assets resulting from operations	6,008,002	25,096,577

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(5,442,522)	(3,992,895)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	750,000	7,853,367
Net asset value of shares issued in reinvestment of distributions to shareholders	4,537,792	2,143,196
Payments for shares redeemed	(33,559,204)	(4,397,268)
Net increase (decrease) from capital share transactions	(28,271,412)	5,599,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,705,932)	26,702,977

NET ASSETS
Beginning of period	118,375,126	91,672,149
End of period	$90,669,194	$118,375,126

CAPITAL SHARES ACTIVITY
Shares sold	66,313	795,451
Shares reinvested	411,783	204,008
Shares redeemed	(3,031,896)	(419,756)
Net increase (decrease) in shares outstanding	(2,553,800)	579,703
Shares outstanding at beginning of period	10,451,510	9,871,807
Shares outstanding at end of period	7,897,710	10,451,510

See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended Nov. 30, 2019	Year Ended Nov. 30, 2018	Year Ended Nov. 30, 2017	Year Ended Nov. 30, 2016	Period Ended Nov. 30, 2015 (a)
Net asset value at beginning of period	$10.21		$9.46	$9.87	$9.89	$9.87	$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.30	0.28	0.25	0.23	0.21
Net realized and unrealized gains (losses) on investments	0.18		0.76	(0.40)	0.12	0.04	(0.13)
Total from investment operations	0.33		1.06	(0.12)	0.37	0.27	0.08

Less distributions from:
Net investment income	(0.15)		(0.31)	(0.29)	(0.26)	(0.24)	(0.21)
Net realized gains from investment transactions	—		—	—	(0.13)	(0.01)	—
Total distributions	(0.15)		(0.31)	(0.29)	(0.39)	(0.25)	(0.21)

Net asset value at end of period	$10.39		$10.21	$9.46	$9.87	$9.89	$9.87

Total return (b)	3.30	%(c)	11.32%	(1.21%)	3.84%	2.69%	0.81	%(c)

Net assets at end of period (000’s)	$69,591		$90,065	$93,249	$101,911	$100,236	$70,257

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.78	%(d)	0.76%	0.71%	0.70%	0.75%	1.18	%(d)
Ratio of net expenses to average net assets (e)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets (e)	2.76	%(d)	3.05%	2.92%	2.54%	2.29%	2.21	%(d)
Portfolio turnover rate	25	%(c)	39%	58%	103%	118%	161	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2014) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended Nov. 30, 2019	Year Ended Nov. 30, 2018	Year Ended Nov. 30, 2017	Year Ended Nov. 30, 2016	Period Ended Nov. 30, 2015 (a)
Net asset value at beginning of period	$11.33		$9.29	$10.58	$10.33	$10.06	$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.39	0.38	0.37	0.41	0.01
Net realized and unrealized gains (losses) on investments	0.49		2.03	(1.13)	0.64	0.30	0.06
Total from investment operations	0.67		2.42	(0.75)	1.01	0.71	0.07

Less distributions from:
Net investment income	(0.18)		(0.38)	(0.38)	(0.37)	(0.41)	(0.01)
Net realized gains from investment transactions	(0.34)		—	(0.16)	(0.39)	(0.03)	—
Total distributions	(0.52)		(0.38)	(0.54)	(0.76)	(0.44)	(0.01)

Net asset value at end of period	$11.48		$11.33	$9.29	$10.58	$10.33	$10.06

Total return (b)	6.19	%(c)	26.49%	(7.38%)	10.27%	7.11%	0.71	%(c)

Net assets at end of period (000’s)	$90,669		$118,375	$91,672	$93,885	$53,640	$50,278

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.79	%(d)	0.79%	0.79%	0.84%	0.84%	1.12	%(d)
Ratio of net expenses to average net assets (e)	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets (e)	3.20	%(d)	3.69%	3.85%	3.66%	3.87%	2.38	%(d)
Portfolio turnover rate	80	%(c)	179%	195%	191%	156%	93	%(c)

(a)	Represents the period from the commencement of operations (November 13, 2015) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
See accompanying notes to financial statements.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Unaudited)

1. Organization

Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

Each Fund’s investment objective is to seek total return, consisting of current income and capital appreciation.

2. Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Sun Life Capital Management (U.S.), LLC (d/b/a SLC Management) (the “Adviser”), under the general supervision of the Board. Exchange-traded funds (“ETFs”), if any, are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2020:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,646,985	$—	$6,646,985
Mortgage-Backed Securities	—	28,975,743	—	28,975,743
Asset-Backed Securities	—	9,980,069	—	9,980,069
Corporate Bonds	—	22,858,524	—	22,858,524
International Bonds	—	105,950	—	105,950
Money Market Funds	1,523,907	—	—	1,523,907
Total	$1.523,907	$68,567,271	$—	$70,091,178

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$257,871	$—	$257,871
Municipal Bonds	—	4,273,526	—	4,273,526
Corporate Bonds	—	82,587,856	—	82,587,856
International Bonds	—	2,383,245	—	2,383,245
Money Market Funds	299,798	—	—	299,798
Total	$299,798	$89,502,498	$—	$89,802,296

The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2020.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid by each Fund during the periods ended May 31, 2020 and November 30, 2019 was as follows:

Ryan Labs Core Bond Fund

Period Ended	Ordinary Income	Total Distributions
May 31, 2020	$1,241,968	$1,241,968
November 30, 2019	$2,917,496	$2,917,496

Ryan Labs Long Credit Fund

Period Ended	Ordinary Income	Total Distributions
May 31, 2020	$5,442,522	$5,442,522
November 30, 2019	$3,992,895	$3,992,895

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2020:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Tax cost of portfolio investments	$68,544,349	$81,610,427
Gross unrealized appreciation	$3,132,903	$9,618,841
Gross unrealized depreciation	(1,586,074)	(1,426,972)
Net unrealized appreciation on investments	1,546,829	8,191,869
Accumulated ordinary income	130,840	192,198
Capital loss carryforwards	(360,307)	—
Other gains	3,070,838	5,387,745
Distributions payable	(115,331)	(167,960)
Accumulated earnings	$4,272,869	$13,603,852

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of November 30, 2019, Ryan Labs Core Bond Fund had short-term capital loss carry-forwards of $101,476 and long-term capital loss carryforwards of $258,831. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to sharholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended May 31, 2020, cost of purchases and proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term investments, were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of investment securities	$9,077,373	$53,663,220
Proceeds from sales and maturities of investment securities	$10,517,611	$74,296,653

During the six months ended May 31, 2020, cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of U.S. Government securities	$12,018,075	$37,785,146
Proceeds from sales and maturities of U.S. Government securities	$31,061,837	$47,049,692

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Adviser is wholly-owned by Sun Life Financial (U.S.) Investments LLC and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. Each Fund is managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreements, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund pay the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.40% and 0.50%, respectively, of average daily net assets.

Pursuant to Expense Limitation Agreements (“ELAs”) between each Fund and the Adviser, the Adviser has agreed, until March 31, 2021, to reduce advisory fees and reimburse other expenses in order to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize each Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.40% and 0.50% of the average daily net assets of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively. Accordingly, during the six month ended May 31, 2020, the Adviser reduced its advisory fees in the amounts of $161,127 and $169,351 for Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELAs, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be recouped were incurred. As of May 31, 2020, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
November 30, 2020	$147,407	$121,171
November 30, 2021	299,646	260,442
November 30, 2022	336,025	314,903
May 31, 2023	161,127	169,351
Total	$944,205	$865,867

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2020, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Ryan Labs Core Bond Fund
Citibank, N.A. (for the benefit of its customers)	69%
U.S. Bank, N.A. (for the benefit of its customers)	26%
Ryan Labs Long Credit Fund
Citibank, N.A. (for the benefit of its customers)	63%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of that Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of May 31, 2020, Ryan Labs Core Bond Fund had 41.6% of the value of its net assets invested in mortgage-backed securities.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restriction on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2020, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 35.0% and 9.3%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following distributions were paid to shareholders subsequent to May 31, 2020:

			Per Share
	Record Date	Ex-Date	Ordinary Income
Ryan Labs Core Bond Fund	06/29/2020	06/30/2020	$0.0256
Ryan Labs Long Credit Fund	06/29/2020	06/30/2020	$0.0320

RYAN LABS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2019) and held until the end of the period (May 31, 2020).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for each Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RYAN LABS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Net Expense Ratio (a)	Expenses Paid During Period (b)
Ryan Labs Core Bond Fund
Based on Actual Fund Return	$1,000.00	$1,033.00	0.40%	$2.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,023.00	0.40%	$2.02

Ryan Labs Long Credit Fund
Based on Actual Fund Return	$1,000.00	$1,061.90	0.50%	$2.58
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

RYAN LABS FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-561-3087. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE RYAN LABS CORE BOND FUND AND THE RYAN LABS LONG CREDIT FUND (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-561-3087

Who we are
Who is providing this notice?	Ryan Labs Core Bond Fund Ryan Labs Long Credit Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ SLC Management, the investment adviser to the Funds, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the first and second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	August 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	August 3, 2020

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	August 3, 2020

*	Print the name and title of each signing officer under his or her signature.